File No. 33-84546
                                                        File No. 811-08786

    As Filed with the Securities and Exchange Commission on May 3, 2002



                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A
                                                            ___
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    /_X_/
         Pre-Effective Amendment No.                       /___/
         Post-Effective Amendment No. 25                   /_X_/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT     ___
OF 1940                                                    /_X_/
         Amendment No. 26                                  /_X_/

                        (Check appropriate box or boxes)

                        PIONEER VARIABLE CONTRACTS TRUST
               (Exact name of registrant as specified in charter)

                  60 State Street, Boston, Massachusetts 02109
                (Address of principal executive office) Zip Code

                                 (617) 742-7825
              (Registrant's Telephone Number, including Area Code)

                  Joseph P. Barri, Hale and Dorr LLP, 60 State
                            Street, Boston, MA 02109
                     (Name and address of agent for service)

         It is proposed that this filing will become effective (check appropriate box):

          X  immediately upon filing pursuant to paragraph (b)
         ---
         ___ on [date] pursuant to paragraph (b)
         ___ 60 days after filing pursuant to paragraph (a)(1)
         ___ on [date] pursuant to paragraph (a)(1)
         ___ 75 days after filing pursuant to paragraph (a)(2)
         ___ on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

         ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                    STATEMENT OF INCORPORATION BY REFERENCE

     The Trust's prospectuses and Statement of Additional Information dated May 1, 2002 as filed with the SEC on May 1, 2002 (0001016964-02-000111) are incorporated herein by reference in their entirety.

PIONEER VARIABLE CONTRACTS TRUST
CLASS I SHARES PROSPECTUS

MAY 1, 2002



INTRODUCTION

Pioneer Variable Contracts Trust is an open-end management investment company that currently consists of nineteen distinct portfolios. Pioneer Investment Management, Inc. (Pioneer) is the investment adviser to each portfolio. Class I shares of the Pioneer Global Consumers VCT Portfolio, Pioneer Global Energy & Utilities VCT Portfolio, and Pioneer Global Value VCT Portfolio are offered through this prospectus. Shares of the portfolios are offered primarily to insurance companies to fund the benefits under variable annuity and variable life insurance contracts (Variable Contracts) issued by their companies. You may obtain certain tax benefits by purchasing a Variable Contract.


Each portfolio has its own distinct investment objective and policies. In striving to meet its objective, each portfolio will face the challenges of changing business, economic and market conditions. Each portfolio offers different levels of potential return and risks. These risks are discussed in the description of each portfolio.

No single portfolio constitutes a complete investment plan. Each portfolio's share price, yield and total return will fluctuate and an investment in a portfolio may be worth more or less than the original cost when shares are redeemed.

Each portfolio complies with various insurance regulations. Please read your insurance company's separate account prospectus for more specific information relating to insurance regulations and instructions on how to invest among the portfolios through a Variable Contract.

CONTENTS
Basic information about the portfolios .........
Common portfolio investment policies ...........
Management .....................................
Distributions and taxes ........................
Shareholder information ........................

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES AGENCY HAS APPROVED THE PORTFOLIOS' SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIME.

PORTFOLIOS

STRATEGIC FOCUS

GLOBAL CONSUMERS invests for capital growth through a portfolio of equity securities of U.S. and non-U.S. consumer products and services issuers.

GLOBAL ENERGY & UTILITIES invests for capital growth through a portfolio of in equity securities of U.S. and non-U.S. energy and utility issuers.

GLOBAL INDUSTRIALS invests for capital growth by investing in equity securities of U.S. and non-U.S. industrial products and services issuers.

GLOBAL VALUE invests for long-term capital growth through a portfolio of equity securities of U.S. and non-U.S. issuers.


An investment in a portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

BASIC INFORMATION ABOUT PIONEER GLOBAL CONSUMERS VCT PORTFOLIO


INVESTMENT OBJECTIVE
Capital growth.

PRINCIPAL INVESTMENT STRATEGIES
Normally, the portfolio invests at least 80% of its total assets in equity securities of U.S. and non-U.S. consumer products and services issuers. Equity securities include common stocks and other equity instruments such as convertible debt, depositary receipts, warrants, rights and preferred stocks. The portfolio may also purchase and sell forward foreign currency exchange contracts in connection with its investments.

The portfolio's holdings are likely to include retailers, home builders, publishers, textiles manufacturers, media and entertainment companies and manufacturers and providers of automotive, food, beverage, household and other personal products and companies providing related services.

The portfolio allocates its assets among securities of U.S. issuers and non-U.S. issuers. The portfolio may invest in securities of issuers located in developing and emerging economies or trading on developing securities markets. The portfolio's assets are allocated among securities of issuers located in at least three countries, one of which may be the United States.

The portfolio may invest in companies without regard to their market capitalization, including large-capitalization companies with established track records and less established mid- or small-capitalization companies.

The portfolio uses a "growth" style of management and seeks to invest in companies with above average potential for earnings and revenue growth. To select growth stocks, Pioneer Investment Management, Inc., the portfolio's investment adviser, employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations. Pioneer relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. Pioneer focuses on the quality and price of individual issuers and economic sector analysis, not on market-timing strategies. Factors Pioneer looks for in selecting investments include:
|X| A sustainable competitive advantage such as a brand name, customer base, proprietary technology or economies of scale
|X| Issuer has strong fundamentals relative to its competitors, such as increasing or sustainable demand for its products or services
|X| Favorable expected returns relative to perceived risk

Pioneer generally sells a portfolio security when it believes that the issuer no longer offers the potential for above average earnings and revenue growth. Pioneer makes that determination based upon the same criteria it uses to select portfolio securities.

[text box: magnifier icon]
CONSUMER PRODUCTS AND SERVICES ISSUERS
Consumer products and services issuers are companies that derive at least 50% of their revenues from the manufacture, distribution or sale of products or services to consumers.
[end text box]



PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
Even though the portfolio seeks capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if:
|X| The stock market goes down (this risk may be greater in the short term) |X| Growth stocks fall out of favor with investors
|X| The portfolio's investments do not have the growth potential originally expected

By investing primarily in consumer products and services, the portfolio has the risks associated with concentrating its investments in industries that are part of this sector. Issuers in which the portfolio invests may be:
|X| Sensitive to changes in the level of discretionary consumer spending, consumer confidence, consumer tastes and trends and demographics
|X| In industries characterized by significant competition, low margins or dependence upon advertising
|X| Affected by the economy and interest rates, on a country or global basis

Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent that the portfolio invests in issuers in countries with emerging markets or if the portfolio invests a significant portion of its non-U.S. investments in one region. These risks may include:

|X| Less information about non-U.S. issuers or markets may be available due to
    less rigorous disclosure or accounting standards or regulatory practices |X| Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, Pioneer may not be able to sell the portfolio's securities at times, in amounts and at prices it considers reasonable
|X| Adverse effect of currency exchange rates or controls on the value of the portfolio's investments
|X| The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession
|X| Economic, political and social developments may adversely affect the securities markets
|X| Withholding and other non-U.S. taxes may decrease the portfolio's return

To the extent that the portfolio invests in small- and mid-size companies, it will also have the risks associated with investing in these companies. Compared to large companies, smaller companies, and the market for their equity securities, are likely to:
|X| Be more sensitive to changes in the economy, earnings results and investor expectations
|X| Have more limited product lines and capital resources
|X| Experience sharper swings in market values
|X| Be harder to sell at the times and prices Pioneer thinks appropriate

The portfolio is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Being non-diversified may magnify the portfolio's losses from adverse events affecting a particular issuer.

THE PORTFOLIO'S PAST PERFORMANCE
Since the portfolio is newly organized, it does not disclose any performance information. The portfolio's performance will vary from year to year. Past performance does not necessarily indicate how a portfolio will perform in the future. As a shareowner, you may lose or make money on your investment.

FEES AND EXPENSES
These are the fees and expenses, based on estimated expenses for the portfolio's current fiscal year, you may pay if you invest in the portfolio. THESE FEES AND EXPENSES DO NOT INCLUDE ANY FEES OR SALES CHARGES IMPOSED BY A VARIABLE CONTRACT FOR WHICH THE PORTFOLIO IS AN INVESTMENT OPTION. IF THEY WERE INCLUDED, YOUR COSTS WOULD BE HIGHER. You should consult your insurance company's separate account prospectus or disclosure document for more information.

ANNUAL PORTFOLIO OPERATING EXPENSES
paid from the assets of the portfolio
as a percentage of average daily net assets     CLASS I
------------------------------------------------------
Management Fee                                0.75%
Distribution and Service (12b-1) Fee           None
Other Expenses                                1.61%
Total Operating Expenses                      2.36%
Fee Waiver and Expense Limitation(1)         -1.11%
Net Expenses(1)                               1.25%
------------------------------------------------------

(1) The expenses in the table above reflect the expense limitation in effect through December 31, 2003 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 1.50% of the average daily net assets attributable to Class II shares; the portion of portfolio expenses attributable to Class I shares will be reduced only to the extent such expenses are reduced for Class II shares. Pioneer may subsequently recover reimbursed expenses (within three years of being incurred) from the portfolio if the expense ratio of the Class II shares is less than the expense limitation of the Class II shares. Each class will reimburse Pioneer no more than the amount by which that class' expenses were reduced. Any differences in the fee waiver and expense limitation among classes result from rounding in the daily calculation of a class' net assets and expense limit, which may exceed 0.01% annually. See the statement of additional information for details regarding the expense limitation agreement.

EXAMPLE
This example helps you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the portfolio for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the portfolio's gross operating expenses remain the same and e) Pioneer's expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

          NUMBER OF YEARS YOU OWN YOUR SHARES
          -----------------------------------
                                   1        3
---------------------------------------------
Class I                         $127     $630
---------------------------------------------


OTHER INVESTMENT STRATEGIES AND RELATED RISKS
As discussed, the portfolio invests primarily in equity securities of consumer products and services issuers.

This section describes additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

INVESTMENTS OTHER THAN U.S. AND NON-U.S. EQUITY SECURITIES
The portfolio may invest up to 20% of its total assets in the equity securities of companies (other than consumer products and services issuers) expected to benefit from the manufacture, distribution or sale of products or services to consumers.

The portfolio may invest up to 20% of its total assets in debt securities of U.S. or non-U.S. corporate and government issuers. Generally the portfolio acquires debt securities that are investment grade, but the portfolio may invest up to 5% of its net assets in below investment grade debt securities. The portfolio invests in debt securities when Pioneer believes they are consistent with the portfolio's investment objective, to diversify the portfolio or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

ECONOMIC MONETARY UNION (EMU)
On January 1, 1999, 11 European countries adopted a single currency - the euro. The conversion to the euro is being phased in over a three-year period. During this time, valuation, systems and other operational problems may occur in connection with the fund's investments quoted in the euro. For participating countries, EMU will mean sharing a single currency and single official interest rate and adhering to agreed upon limits on government borrowing. Budgetary decisions will remain in the hands of each participating country but will be subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate to maintain price stability within the euro zone.

EMU is driven by the expectation of a number of economic benefits, including lower transaction costs, reduced exchange risk, greater competition, and a broadening and deepening of European financial markets. However, there are a number of significant risks associated with EMU. Monetary and economic union on this scale has never been attempted before. There is a significant degree of uncertainty as to whether participating countries will remain committed to EMU in the face of changing economic conditions. This uncertainty may increase the volatility of European markets. If transition to the euro does not proceed as planned, or if a participating country were to withdraw from EMU, this could have a negative effect on the portfolio's non-U.S. investments.

MANAGEMENT

PORTFOLIO MANAGER
Day-to-day management of the fund's portfolio is the responsibility of a team of portfolio managers and analysts. The team manages other Pioneer mutual funds investing primarily in global securities. The team draws upon the research and investment management expertise of the global research team, which provides fundamental research on companies and buy and sell recommendations on equity securities, and Pioneer's affiliate, Pioneer Investment Management Limited.

John A. Carey, director of portfolio management and an executive vice president of Pioneer, supervises the team. Mr. Carey joined Pioneer as an analyst in 1979.

MANAGEMENT FEE
The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.75% of the portfolio's average daily net assets. This fee is normally computed daily and paid monthly.

DISTRIBUTIONS
The portfolio generally pays any distributions of net short- and long-term capital gains in June. The portfolio generally pays dividends from any net investment income in December. The portfolio may also pay dividend and capital gain distributions at other times if necessary for the portfolio to avoid federal income or excise tax.

BASIC INFORMATION ABOUT PIONEER GLOBAL ENERGY & UTILITIES VCT PORTFOLIO


INVESTMENT OBJECTIVE
Capital growth.

PRINCIPAL INVESTMENT STRATEGIES
Normally, the portfolio invests at least 80% of its total assets in equity securities of U.S. and non-U.S. energy and utility issuers. Equity securities include common stocks and other equity instruments such as convertible debt, depositary receipts, warrants, rights and preferred stocks. The portfolio may also purchase and sell forward foreign currency exchange contracts in connection with its investments.

The portfolio's holdings are likely to include gas and electric generation and distribution utilities, integrated oil companies, companies engaged in the exploration for, development of, refinement or sale of energy related natural resources, oil and other natural resources service companies and developers of emerging energy technologies.

The portfolio allocates its assets among securities of U.S. issuers and non-U.S. issuers. The portfolio may invest in securities of issuers located in developing and emerging economies or traded on developing securities markets. The portfolio's assets are allocated among securities of issuers located in at least three countries, one of which may be the United States.

The portfolio may invest in companies without regard to their market capitalizations, including large-capitalization companies with established track records and less established mid- or small-capitalization companies.

The portfolio uses a "growth" style of management and seeks to invest in companies with above average potential for earnings and revenue growth. To select growth stocks, Pioneer Investment Management, Inc., the portfolio's investment adviser, employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations. Pioneer relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. Pioneer focuses on the quality and price of individual issuers and economic sector analysis, not on market-timing strategies. Factors Pioneer looks for in selecting investments include:
|X| A sustainable competitive advantage such as a brand name, customer base, proprietary technology or economies of scale
|X| Issuer has strong fundamentals relative to its competitors, such as increasing or sustainable demand for its products or services
|X| Favorable expected returns relative to perceived risk

Pioneer generally sells a portfolio security when it believes that the issuer no longer offers the potential for above average earnings and revenue growth. Pioneer makes that determination based upon the same criteria it uses to select portfolio securities.

[text box: magnifier icon]
ENERGY AND UTILITIES ISSUERS
Energy and utility issuers are companies that derive at least 50% of their revenues from traditional energy fields, such as oil, gas, electricity and coal, emerging energy resources and related industries.
[end text box]




PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
Even though the portfolio seeks capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if:
|X| The stock market goes down (this risk may be greater in the short term) |X| Growth stocks fall out of favor with investors
|X| The portfolio's investments do not have the growth potential originally expected

By investing primarily in energy and utilities, the portfolio has the risks associated with concentrating its investments in industries that are part of these sectors. Issuers in which the portfolio invests may be affected by:
|X| Deregulation, power shortages, fluctuations in energy prices, the supply of and the demand for energy fuels or for specific products and services, environmental protection or energy conservation programs, the success of exploration projects, production spending, and the cost and delay of technological developments
|X| Changes in changes in environmental, energy and tax laws and regulations, including regulatory changes in the generation and distribution of electricity
|X| Regional and global economic activity, interest rates and political developments

Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent that the portfolio invests in issuers in countries with emerging markets or if the portfolio invests a significant portion of its non-U.S. investments in one region. These risks may include:

|X| Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure oraccounting standards or regulatory practices
|X| Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, Pioneer may not be able to sell the portfolio's securities at times, in amounts and at prices it considers reasonable
|X| Adverse effect of currency exchange rates or controls on the value of the portfolio's investments
|X| The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession
|X| Economic, political and social developments may adversely affect the securities markets
|X| Withholding and other non-U.S. taxes may decrease the portfolio's return

To the extent that the portfolio invests in small- and mid-size companies, it will also have the risks associated with investing in these companies. Compared to large companies, smaller companies, and the market for their equity securities, are likely to:
|X| Be more sensitive to changes in the economy, earnings results and investor expectations
|X| Have more limited product lines and capital resources
|X| Experience sharper swings in market values
|X| Be harder to sell at the times and prices Pioneer thinks appropriate

The portfolio is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Being non-diversified may magnify the portfolio's losses from adverse events affecting a particular issuer.



THE PORTFOLIO'S PAST PERFORMANCE
Since the portfolio is newly organized, it does not disclose any performance information. The portfolio's performance will vary from year to year. Past performance does not necessarily indicate how a portfolio will perform in the future. As a shareowner, you may lose or make money on your investment.

FEES AND EXPENSES
These are the fees and expenses, based on estimated expenses for the portfolio's current fiscal year, you may pay if you invest in the portfolio. THESE FEES AND EXPENSES DO NOT INCLUDE ANY FEES OR SALES CHARGES IMPOSED BY A VARIABLE CONTRACT FOR WHICH THE PORTFOLIO IS AN INVESTMENT OPTION. IF THEY WERE INCLUDED, YOUR COSTS WOULD BE HIGHER. You should consult your insurance company's separate account prospectus or disclosure document for more information.

ANNUAL PORTFOLIO OPERATING EXPENSES
paid from the assets of the portfolio
as a percentage of average daily net assets     CLASS I
------------------------------------------------------
Management Fee                                0.75%
Distribution and Service (12b-1) Fee           None
Other Expenses                                1.61%
Total Operating Expenses                      2.36%
Fee Waiver and Expense Limitation(1)         -1.11%
Net Expenses(1)                               1.25%
------------------------------------------------------

(1) The expenses in the table above reflect the expense limitation in effect through December 31, 2003 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 1.50% of the average daily net assets attributable to Class II shares; the portion of portfolio expenses attributable to Class I shares will be reduced only to the extent such expenses are reduced for Class II shares. Pioneer may subsequently recover reimbursed expenses (within three years of being incurred) from the portfolio if the expense ratio of the Class II shares is less than the expense limitation of the Class II shares. Each class will reimburse Pioneer no more than the amount by which that class' expenses were reduced. Any differences in the fee waiver and expense limitation among classes result from rounding in the daily calculation of a class' net assets and expense limit, which may exceed 0.01% annually. See the statement of additional information for details regarding the expense limitation agreement.

EXAMPLE
This example helps you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the portfolio for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the portfolio's gross operating expenses remain the same and e) Pioneer's expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

          NUMBER OF YEARS YOU OWN YOUR SHARES
          -----------------------------------
                                   1        3
---------------------------------------------
Class I                         $127     $630
---------------------------------------------


OTHER INVESTMENT STRATEGIES AND RELATED RISKS
As discussed, the portfolio invests primarily in equity securities of energy and utility issuers.

This section describes additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

INVESTMENTS OTHER THAN EQUITY SECURITIES OF ENERGY AND UTILITY ISSUERS

The portfolio may invest up to 20% of its total assets (at time of purchase) in the equity securities of issuers (other than energy and utilities issuers) expected to benefit from the production, distribution or sale of energy and utilities products or services.

The portfolio may invest up to 20% of its total assets in debt securities of U.S. or non-U.S. corporate and government issuers. Generally the portfolio acquires debt securities that are investment grade, but the portfolio may invest up to 5% of its net assets in below investment grade debt securities. The portfolio invests in debt securities when Pioneer believes they are consistent with the portfolio's investment objective or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

ECONOMIC MONETARY UNION (EMU)
On January 1, 1999, 11 European countries adopted a single currency - the euro. The conversion to the euro is being phased in over a three-year period. During this time, valuation, systems and other operational problems may occur in connection with the fund's investments quoted in the euro. For participating countries, EMU will mean sharing a single currency and single official interest rate and adhering to agreed upon limits on government borrowing. Budgetary decisions will remain in the hands of each participating country but will be subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate to maintain price stability within the euro zone.

EMU is driven by the expectation of a number of economic benefits, including lower transaction costs, reduced exchange risk, greater competition, and a broadening and deepening of European financial markets. However, there are a number of significant risks associated with EMU. Monetary and economic union on this scale has never been attempted before. There is a significant degree of uncertainty as to whether participating countries will remain committed to EMU in the face of changing economic conditions. This uncertainty may increase the volatility of European markets. If transition to the euro does not proceed as planned, or if a participating country were to withdraw from EMU, this could have a negative effect on the portfolio's non-U.S. investments.

MANAGEMENT

PORTFOLIO MANAGER
Day-to-day management of the fund's portfolio is the responsibility of a team of portfolio managers and analysts. The team manages other Pioneer mutual funds investing primarily in global securities. The team draws upon the research and investment management expertise of the global research team, which provides fundamental research on companies and buy and sell recommendations on equity securities, and Pioneer's affiliate, Pioneer Investment Management Limited.

John A. Carey, director of portfolio management and an executive vice president of Pioneer, supervises the team. Mr. Carey joined Pioneer as an analyst in 1979.

MANAGEMENT FEE
The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.75% of the portfolio's average daily net assets. This fee is normally computed daily and paid monthly.

DISTRIBUTIONS
The portfolio generally pays any distributions of net short- and long-term capital gains in June. The portfolio generally pays dividends from any net investment income in December. The portfolio may also pay dividend and capital gain distributions at other times if necessary for the portfolio to avoid federal income or excise tax.

BASIC INFORMATION ABOUT PIONEER GLOBAL INDUSTRIALS VCT PORTFOLIO


INVESTMENT OBJECTIVE
Capital growth.

PRINCIPAL INVESTMENT STRATEGIES
Normally, the portfolio invests at least 80% of its total assets in equity securities of U.S. and non-U.S. industrial products and services issuers. Equity securities include common stocks and other equity instruments such as convertible debt, depositary receipts, warrants, rights and preferred stocks. The portfolio may also purchase and sell forward foreign currency exchange contracts in connection with its investments.

The portfolio's holdings are likely to include companies involved in:
|X| infrastructure projects, such as road, airport and rail construction, and |X| delivery of products and services to industrial customers, such as industrial materials (chemicals, construction, paper and forest products), industrial or capital goods (aerospace and defense, building products, light and heavy machinery and electrical equipment) and industrial services (contract manufacturers, parts suppliers and subcontractors.)

The portfolio allocates its assets among issuers of U.S. and non-U.S. issuers. The portfolio may invest in securities of issuers located in developing and emerging economies or traded on developing securities markets. The portfolio's assets are allocated among securities of issuers located in at least three countries, one of which may be the United States.

The portfolio may invest in companies without regard to their market capitalizations, including large-capitalization companies with established track records and less established mid- or small-capitalization companies.

The portfolio uses a "growth" style of management and seeks to invest in companies with above average potential for earnings and revenue growth. To select growth stocks, Pioneer Investment Management, Inc., the portfolio's investment adviser, employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations. Pioneer relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. Pioneer focuses on the quality and price of individual issuers and economic sector analysis, not on market-timing strategies. Factors Pioneer looks for in selecting investments include:
|X| A sustainable competitive advantage such as a brand name, customer base, proprietary technology or economies of scale
|X| Issuer has strong fundamentals relative to its competitors, such as
    increasing or sustainable demand for its industrial products or services |X| Favorable expected returns relative to perceived risk

Pioneer generally sells a portfolio security when it believes that the issuer no longer offers the potential for above average earnings and revenue growth. Pioneer makes that determination based upon the same criteria it uses to select portfolio securities.

[text box: magnifier icon]
INDUSTRIAL PRODUCTS AND SERVICES
Industrial products and services issuers are companies that derive at least 50% of their revenues from the manufacture, distribution or service of products, equipment or materials used in the industrial sector or to develop or maintain a country's infrastructure.
[end text box]




PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
Even though the fund seeks capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if:
|X| The stock market goes down (this risk may be greater in the short term) |X| Growth stocks fall out of favor with investors
|X| The portfolio's investments do not have the growth potential originally expected

By investing primarily in industrial products and services, the portfolio has the risks associated with concentrating its investments in industries that are part of this sector. Issuers in which the portfolio invests may be affected by:
|X| Political developments, the level of economic activity and governmental and capital spending, labor relations and technical obsolescence
|X| Trade regulations and other restrictions on competition, and safety, environmental and other governmental regulations and litigation
|X| Pricing and availability of natural resources and commodities
|X| Fluctuating currency exchange rates

Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent that the portfolio invests in issuers in countries with emerging markets or if the portfolio invests a significant portion of its non-U.S. investments in one region. These risks may include:

|X| Less information about non-U.S. issuers or markets may be available due to
    less rigorous disclosure or accounting standards or regulatory practices |X| Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, Pioneer may not be able to sell the portfolio's securities at times, in amounts and at prices it considers reasonable
|X| Adverse effect of currency exchange rates or controls on the value of the portfolio's investments
|X| The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession
|X| Economic, political and social developments may adversely affect the securities markets
|X| Withholding and other non-U.S. taxes may decrease the portfolio's return

To the extent that the portfolio invests in small- and mid-size companies, it will also have the risks associated with investing in these companies. Compared to large companies, smaller companies, and the market for their equity securities, are likely to:
|X| Be more sensitive to changes in the economy, earnings results and investor expectations
|X| Have more limited product lines and capital resources
|X| Experience sharper swings in market values
|X| Be harder to sell at the times and prices Pioneer thinks appropriate

The portfolio is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Being non-diversified may magnify the portfolio's losses from adverse events affecting a particular issuer.



THE PORTFOLIO'S PAST PERFORMANCE
Since the portfolio is newly organized, it does not disclose any performance information. The portfolio's performance will vary from year to year. Past performance does not necessarily indicate how a portfolio will perform in the future. As a shareowner, you may lose or make money on your investment.

FEES AND EXPENSES
These are the fees and expenses, based on estimated expenses for the portfolio's current fiscal year, you may pay if you invest in the portfolio. THESE FEES AND EXPENSES DO NOT INCLUDE ANY FEES OR SALES CHARGES IMPOSED BY A VARIABLE CONTRACT FOR WHICH THE PORTFOLIO IS AN INVESTMENT OPTION. IF THEY WERE INCLUDED, YOUR COSTS WOULD BE HIGHER. You should consult your insurance company's separate account prospectus or disclosure document for more information.

ANNUAL PORTFOLIO OPERATING EXPENSES
paid from the assets of the portfolio
as a percentage of average daily net assets     CLASS I
------------------------------------------------------
Management Fee                                0.75%
Distribution and Service (12b-1) Fee           None
Other Expenses                                1.61%
Total Operating Expenses                      2.36%
Fee Waiver and Expense Limitation(1)         -1.11%
Net Expenses(1)                               1.25%
------------------------------------------------------

(1) The expenses in the table above reflect the expense limitation in effect through December 31, 2003 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 1.50% of the average daily net assets attributable to Class II shares; the portion of portfolio expenses attributable to Class I shares will be reduced only to the extent such expenses are reduced for Class II shares. Pioneer may subsequently recover reimbursed expenses (within three years of being incurred) from the portfolio if the expense ratio of the Class II shares is less than the expense limitation of the Class II shares. Each class will reimburse Pioneer no more than the amount by which that class' expenses were reduced. Any differences in the fee waiver and expense limitation among classes result from rounding in the daily calculation of a class' net assets and expense limit, which may exceed 0.01% annually. See the statement of additional information for details regarding the expense limitation agreement.

EXAMPLE
This example helps you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the portfolio for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the portfolio's gross operating expenses remain the same and e) Pioneer's expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

          NUMBER OF YEARS YOU OWN YOUR SHARES
          -----------------------------------
                                   1        3
---------------------------------------------
Class I                         $127     $630
---------------------------------------------



OTHER INVESTMENT STRATEGIES AND RELATED RISKS
As discussed, the portfolio invests primarily in equity securities of industrial products and services issuers.

This section describes additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

INVESTMENTS OTHER THAN EQUITY SECURITIES OF INDUSTRIAL PRODUCTS AND SERVICES ISSUERS
The portfolio may invest up to 20% of its total assets (at time of purchase) in the equity securities of issuers (other than industrial services and products issuers) expected to benefit from the design, production or sale of products or services related to industrial and infrastructure development.

The portfolio may invest up to 20% of its total assets in debt securities of U.S. or non-U.S. corporate and government issuers. Generally the portfolio acquires debt securities that are investment grade, but the portfolio may invest up to 5% of its net assets in below investment grade debt securities. The portfolio invests in debt securities when Pioneer believes they are consistent with the portfolio's investment objective or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

ECONOMIC MONETARY UNION (EMU)
On January 1, 1999, 11 European countries adopted a single currency - the euro. The conversion to the euro is being phased in over a three-year period. During this time, valuation, systems and other operational problems may occur in connection with the fund's investments quoted in the euro. For participating countries, EMU will mean sharing a single currency and single official interest rate and adhering to agreed upon limits on government borrowing. Budgetary decisions will remain in the hands of each participating country but will be subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate to maintain price stability within the euro zone.

EMU is driven by the expectation of a number of economic benefits, including lower transaction costs, reduced exchange risk, greater competition, and a broadening and deepening of European financial markets. However, there are a number of significant risks associated with EMU. Monetary and economic union on this scale has never been attempted before. There is a significant degree of uncertainty as to whether participating countries will remain committed to EMU in the face of changing economic conditions. This uncertainty may increase the volatility of European markets. If transition to the euro does not proceed as planned, or if a participating country were to withdraw from EMU, this could have a negative effect on the portfolio's non-U.S. investments.

MANAGEMENT

PORTFOLIO MANAGER
Day-to-day management of the fund's portfolio is the responsibility of a team of portfolio managers and analysts. The team manages other Pioneer mutual funds investing primarily in global securities. The team draws upon the research and investment management expertise of the global research team, which provides fundamental research on companies and buy and sell recommendations on equity securities, and Pioneer's affiliate, Pioneer Investment Management Limited.

John A. Carey, director of portfolio management and an executive vice president of Pioneer, supervises the team. Mr. Carey joined Pioneer as an analyst in 1979.

MANAGEMENT FEE
The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.75% of the portfolio's average daily net assets. This fee is normally computed daily and paid monthly.

DISTRIBUTIONS
The portfolio generally pays any distributions of net short- and long-term capital gains in June. The portfolio generally pays dividends from any net investment income in December. The portfolio may also pay dividend and capital gain distributions at other times if necessary for the portfolio to avoid federal income or excise tax.

BASIC INFORMATION ABOUT PIONEER GLOBAL VALUE VCT PORTFOLIO


INVESTMENT OBJECTIVE
Long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES
Normally, the portfolio invests at least 80% of its total assets in equity securities of U.S. and non-U.S. issuers. Equity securities include common stocks and other equity instruments, such as convertible debt, depositary receipts, warrants, rights and preferred stocks. The portfolio may also purchase and sell forward foreign currency exchange contracts in connection with its investments.

Although the portfolio has wide discretion in the geographic distribution of its investments, the portfolio consists of securities of issuers located in at least three countries, one of which may be the United States. The portfolio may invest up to 15% of its assets in securities of issuers located in emerging countries.

The portfolio does not limit its investments to companies in a particular capitalization range, but it generally focuses its investments in mid- and large-capitalization companies.

Pioneer Investment Management, Inc., the portfolio's investment adviser, determines the allocation of the portfolio's investments between U.S. and non-U.S. securities and manages the portfolio's U.S. investments. In allocating the portfolio's investments, Pioneer considers the weightings in the MSCI All Country World Free Index and global economic and market conditions. Pioneer has engaged Mercury Advisors as the portfolio's investment subadviser. The subadviser manages the portfolio's non-U.S. investments.

Pioneer and the subadviser use a value approach to select the portfolio's investments. Using this investment style, they seek securities selling at reasonable prices or substantial discounts to their underlying values and then hold these securities until the market values reflect their intrinsic values. They evaluate a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making their assessments, Pioneer and the subadviser employ due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style. They may also consider a security's potential to provide a reasonable amount of income. Pioneer and the subadviser rely on the knowledge, experience and judgment of their respective staffs who have access to a wide variety of research. They focus on the quality and price of individual issuers, not on market-timing strategies. Factors Pioneer and the subadviser look for in selecting investments include:
|X| Favorable expected returns relative to perceived risk
|X| Above average potential for earnings and revenue growth
|X| Low market valuations relative to earnings forecast, book value, cash flow and sales
|X| A sustainable competitive advantage, such as a brand name, customer base, proprietary technology or economies of scale

In allocating the portfolio's investments among non-U.S. countries, the subadviser considers a particular country's economic growth potential, currency and taxation factors and other political and financial factors that affect investment climate. Within particular countries, in addition to the factors above, the subadviser considers the condition and growth potential of industry sectors to select what it believes are attractively valued companies within those sectors.

[text box: magnifier icon]
NON-U.S. ISSUERS
A non-U.S. issuer:
|X| Is organized under the laws of a non-U.S. country;
|X| Trades its securities primarily in a non-U.S. market; or |X| During one of the last two fiscal years, derived at least 50% of its gross revenues or profits from goods or services produced in non-U.S. markets or sales made in non-U.S. markets.
[end text box]



PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
Even though the portfolio seeks long-term capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if:
|X| The U.S. or non-U.S. stock markets go down or perform poorly relative to other investments (this risk may be greater in the short term)
|X| Value stocks fall out of favor with investors
|X| The portfolio's assets remain undervalued or do not have the potential value originally expected

Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Some of these risks do not apply to larger, more developed markets. These risks are more pronounced to the extent that the portfolio invests in issuers in countries with emerging markets or if the portfolio invests a significant portion of its non-U.S. investments in one region. These risks may include:
|X| Less information about non-U.S. issuers or markets may be available due to
    less rigorous disclosure or accounting standards or regulatory practices |X| Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, the subadviser may not be able to sell the portfolio's securities at times, in amounts and at prices it considers reasonable
|X| Adverse effect of currency exchange rates or controls on the value of the portfolio's investments
|X| The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession
|X| Economic, political and social developments may adversely affect the securities markets
|X| Withholding and other non-U.S. taxes may decrease the portfolio's return

To the extent that the portfolio invests in mid-size companies, it will also have the risks associated with investing in these companies. Compared to large companies, smaller companies, and the market for their equity securities, are likely to:
|X| Be more sensitive to changes in the economy, earnings results and investor expectations
|X| Have more limited product lines and capital resources
|X| Experience sharper swings in market values
|X| Be harder to sell at the times and prices Pioneer or the subadviser thinks appropriate



THE PORTFOLIO'S PAST PERFORMANCE
Since the portfolio is newly organized, it does not disclose any performance information. The portfolio's performance will vary from year to year. Past performance does not necessarily indicate how a portfolio will perform in the future. As a shareowner, you may lose or make money on your investment.

FEES AND EXPENSES
These are the fees and expenses, based on estimated expenses for the portfolio's current fiscal year, you may pay if you invest in the portfolio. THESE FEES AND EXPENSES DO NOT INCLUDE ANY FEES OR SALES CHARGES IMPOSED BY A VARIABLE CONTRACT FOR WHICH THE PORTFOLIO IS AN INVESTMENT OPTION. IF THEY WERE INCLUDED, YOUR COSTS WOULD BE HIGHER. You should consult your insurance company's separate account prospectus or disclosure document for more information.

ANNUAL PORTFOLIO OPERATING EXPENSES
paid from the assets of the portfolio
as a percentage of average daily net assets     CLASS I
------------------------------------------------------
Management Fee                                0.75%
Distribution and Service (12b-1) Fee           None
Other Expenses                                1.58%
Total Operating Expenses                      2.33%
Fee Waiver and Expense Limitation(1)         (1.08)%
Net Expenses(1)                               1.25%
------------------------------------------------------

(1) The expenses in the table above reflect the expense limitation in effect through December 31, 2003 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 1.50% of the average daily net assets attributable to Class II shares; the portion of portfolio expenses attributable to Class I shares will be reduced only to the extent such expenses are reduced for Class II shares. Pioneer may subsequently recover reimbursed expenses (within three years of being incurred) from the portfolio if the expense ratio of the Class II shares is less than the expense limitation of the Class II shares. Each class will reimburse Pioneer no more than the amount by which that class' expenses were reduced. Any differences in the fee waiver and expense limitation among classes result from rounding in the daily calculation of a class' net assets and expense limit, which may exceed 0.01% annually. See the statement of additional information for details regarding the expense limitation agreement.

EXAMPLE
This example helps you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the portfolio for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the portfolio's gross operating expenses remain the same and e) Pioneer's expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

          NUMBER OF YEARS YOU OWN YOUR SHARES
          -----------------------------------
                                   1        3
---------------------------------------------
Class I                         $127     $624
---------------------------------------------

OTHER INVESTMENT STRATEGIES AND RELATED RISKS
As discussed, the portfolio invests primarily in U.S. and non-U.S. equity securities to seek long-term capital growth.

This section describes additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

INVESTMENTS OTHER THAN U.S. AND NON-U.S. EQUITY SECURITIES
The portfolio may invest up to 20% of its total assets in debt securities, cash and cash equivalents. The debt securities may be issued by U.S. or non-U.S. corporate and government issuers. Generally the portfolio acquires debt securities that are investment grade, but the portfolio may invest up to 5% of its net assets in below investment grade convertible debt securities. The portfolio invests in debt securities when Pioneer or the subadviser believes they are consistent with the portfolio's investment objective, to diversify the portfolio or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio's portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer or the subadviser. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

ECONOMIC MONETARY UNION (EMU)
On January 1, 1999, 11 European countries adopted a single currency - the euro. The conversion to the euro is being phased in over a three-year period. During this time, valuation, systems and other operational problems may occur in connection with the fund's investments quoted in the euro. For participating countries, EMU will mean sharing a single currency and single official interest rate and adhering to agreed upon limits on government borrowing. Budgetary decisions will remain in the hands of each participating country but will be subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate to maintain price stability within the euro zone.

EMU is driven by the expectation of a number of economic benefits, including lower transaction costs, reduced exchange risk, greater competition, and a broadening and deepening of European financial markets. However, there are a number of significant risks associated with EMU. Monetary and economic union on this scale has never been attempted before. There is a significant degree of uncertainty as to whether participating countries will remain committed to EMU in the face of changing economic conditions. This uncertainty may increase the volatility of European markets. If transition to the euro does not proceed as planned, or if a participating country were to withdraw from EMU, this could have a negative effect on the portfolio's non-U.S. investments.

MANAGEMENT

THE INVESTMENT SUBADVISER
Mercury Advisors (and its affiliates) had approximately $529 billion in assets under management as of December 31, 2001. Mercury Advisors provides investment management services internationally for institutional and private clients, including approximately 200 registered investment companies. Mercury Advisors is registered as an investment adviser with the Securities and Exchange Commission and is regulated by the Investment Management Regulatory Organisation Limited in the UK. Its main office is at 33 King William Street, London EC4R 9AS, England.


PORTFOLIO MANAGER
Day-to-day management of the portfolio's U.S. investment portfolio is the responsibility of John A. Carey, portfolio manager, and Walter Hunnewell, Jr., assistant portfolio manager. Mr. Carey and Mr. Hunnewell are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. Mr. Carey and Mr. Hunnewell may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Carey is the head of portfolio management and an executive vice president of Pioneer. Mr. Carey joined Pioneer as an analyst in 1979. Mr. Hunnewell is a vice president of Pioneer. He joined Pioneer in August 2001 and has been an investment professional since 1985. Prior to joining Pioneer, Mr. Hunnewell was an independent investment manager and a fiduciary of private asset portfolios from 2000 to 2001. He was a global equity analyst with Putnam Investments from 1994 to 1999.

Day-to-day management of the portfolio's non-U.S. investment portfolio is the responsibility of James A. Macmillan, who has been a portfolio manager of the subadviser or its affiliates since 1993. Mr. Macmillan, managing director, is a member of the subadviser's London-based international value investment team. Other senior professionals on the team include Hu Aarts, director, who has been a portfolio manager with the subadviser or its affiliates since 1995, and Rob Weatherston, vice president, who has been a portfolio manager with the subadviser or its affiliates since 1996. This team provides research and investment management for the portfolio and other clients of the subadviser investing in non-U.S. equities.

MANAGEMENT FEE
The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.75% of the portfolio's average daily net assets.

DISTRIBUTIONS
The portfolio generally pays any distributions of net short- and long-term capital gains in June. The portfolio generally pays dividends from any net investment income quarterly during March, June, September and December. The portfolio may also pay dividend and capital gain distributions at other times if necessary for the portfolio to avoid federal income or excise tax.


COMMON PORTFOLIO INVESTMENT POLICIES

Some policies of the portfolios are stated as a percentage of assets. These percentages are applied at the time of purchase of a security and subsequently may be exceeded because of changes in the value of a portfolio's investments. If a rating organization downgrades the quality rating assigned to one or more of the portfolio's investments, Pioneer will consider what actions, if any, are appropriate including selling the downgraded security or purchasing additional securities as soon as it is prudent to do so.

CASH MANAGEMENT AND TEMPORARY INVESTMENTS
Normally, each portfolio invests substantially all of its assets to meet its investment objective. The portfolios may invest the remainder of their assets in securities with remaining maturities of less then one year, cash equivalents or may hold cash. For temporary defensive purposes, a portfolio may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. During such periods, the portfolio may not be able to achieve its investment objective. Each portfolio intends to adopt a defensive strategy when Pioneer believes securities in which the portfolio normally invests have extraordinary risks due to political or economic factors and in other extraordinary circumstances.

SHORT-TERM TRADING
The portfolios usually do not trade for short-term profits. Each portfolio will sell an investment, however, even if it has only been held for a short time, if it no longer meets the portfolio's investment criteria. If a portfolio does a lot of trading, it may incur additional operating expenses, which would reduce performance.

DERIVATIVES
Each portfolio (other than Money Market portfolio) may use futures and options on securities, indices and currencies, forward foreign currency exchange contracts (if applicable) and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. The portfolios do not use derivatives as a primary investment technique and generally limit their use to hedging. However, each portfolio may use derivatives for a variety of non-principal purposes, including:

|X| As a hedge against adverse changes in stock market prices, interest rates or currency exchange rates
|X| As a substitute for purchasing or selling securities
|X| To increase the portfolio's return as a non-hedging strategy that may be considered speculative

Even a small investment in derivatives can have a significant impact on the portfolio's exposure to stock market values, interest rates or currency exchange rates. If changes in a derivative's value do not correspond to changes in the value of the portfolio's other investments, the portfolio may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative defaults on its obligation. Certain derivatives may be less liquid and more difficult to value.

MANAGEMENT

Pioneer, the portfolios' investment adviser, selects each portfolio's investments and oversees the portfolios' operations.

Pioneer is an indirect, majority owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. As of December 31, 2001, assets under management were approximately $99 billion worldwide, including over $19 billion in assets under management by Pioneer.

THE INVESTMENT ADVISER
Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating in 1928 one of the first mutual funds.

Pioneer has filed for an order from the Securities and Exchange Commission that would permit Pioneer, subject to the approval of the portfolio's Board of Trustees, to hire and terminate a subadviser for the portfolio or to materially modify an existing subadvisory contract for the portfolio without shareholder approval. Pioneer retains the ultimate responsibility to oversee and recommend the hiring, termination and replacement of any subadviser. Currently, Pioneer does not intend to use a subadviser in connection with any portfolio (other than the Balanced and Global Value portfolios), but if the order is granted, the Balanced, Global Consumers, Global Energy & Utilities, Global Financials, Global Health Care, Global Industrials, Global Telecoms, Global Value, Small Cap Value and Small Company portfolios will be able to do so in the future with the approval of the portfolio's trustees.


DISTRIBUTIONS AND TAXES

Class I shares of the portfolios are held by life insurance company separate accounts that fund Variable Contracts or by certain qualified pension and retirement plans (Qualified Plans). Owners of Variable Contracts should read the prospectus for their insurance company's Variable Contract for a discussion of the tax status of a Variable Contract, including the tax consequences of withdrawals or other payments, and should keep all statements they receive from the insurance company or the portfolios to assist in their personal recordkeeping. Participants in a Qualified Plan should consult their tax advisers regarding the tax consequences of owning and receiving distributions or other payments relating to such plans.

Under the Internal Revenue Code, a portfolio's dividends and distributions to those accounts of net short-term capital gain in excess of net long-term capital loss are generally treated as ordinary income; distributions to insurance company separate accounts or Qualified Plans of net long-term capital gain in excess of net short-term capital loss are generally treated as long-term capital gain. Dividends and capital gain distributions are treated as received by the insurance company or Qualified Plan rather than the owner of the Variable Contract or the plan participants. Insurance companies and Qualified Plans should consult their own tax advisers regarding the tax treatment of dividends or capital gain distributions they receive from any portfolio.

Each portfolio is treated as a separate entity for U.S. federal income tax purposes and has elected to be treated, and intends to qualify each year, as a regulated investment company under Subchapter M of the Code. Each portfolio must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, each portfolio generally will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

In addition to the above, each portfolio also follows certain diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of Variable Contracts. The failure of a Qualified Plan to be or remain qualified could cause the insurance company separate accounts to fail to meet such diversification requirements. More specific information on these diversification requirements is contained in the insurance company's separate account prospectus and in the portfolios' SAI.


SHAREHOLDER INFORMATION

NET ASSET VALUES
Each portfolio's net asset value is the value of its portfolio of securities plus any other assets minus its operating expenses and any other liabilities. Each portfolio calculates a net asset value for each class of shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time).

Each portfolio generally values its portfolio securities based on market prices or quotations. When market prices are not available or are considered by Pioneer to be unreliable, the portfolio may use an asset's fair value. Fair value is determined in accordance with procedures approved by the portfolios' trustees. International securities markets may be open on days when the U.S. markets are closed. For this reason, the values of any international securities owned by a portfolio could change on a day when insurance companies or Qualified Plans cannot buy or sell shares of the portfolio.

Each portfolio's short-term investments are valued on the basis of amortized cost. This means of valuation assumes a steady rate of amortization of any premium and discount from the date of purchase until maturity.

[text box]
SHARE PRICE
The net asset value per share calculated on the day of a transaction. [end text box]

INVESTMENTS IN SHARES OF THE PORTFOLIOS
Each portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding Variable Contracts and to Qualified Plans. Shares of the portfolios are sold at net asset value. Variable Contracts may or may not allow you to allocate your investments in the Variable Contracts to all the portfolios described in this prospectus. Investments in each portfolio are expressed in terms of the full and fractional shares of the portfolio purchased. Investments in a portfolio are credited to an insurance company's separate account immediately upon acceptance of the investment by the portfolio. Investments will be processed at the next net asset value calculated after an order is received and accepted by a portfolio. The offering of shares of any portfolio may be suspended for a period of time and each portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Pioneer's opinion, they are of a size or frequency that would disrupt the management of a portfolio.

[text box]
SINCE YOU MAY NOT DIRECTLY PURCHASE SHARES OF THE PORTFOLIOS, YOU SHOULD READ THE PROSPECTUS FOR YOUR INSURANCE COMPANY'S VARIABLE CONTRACT TO LEARN HOW TO PURCHASE A VARIABLE CONTRACT BASED ON THE PORTFOLIOS.
[end text box]

The interests of Variable Contracts and Qualified Plans investing in the portfolios could conflict due to differences of tax treatment and other considerations. The portfolios currently do not foresee any disadvantages to investors arising out of the fact that each portfolio may offer its shares to insurance company separate accounts that serve as the investment mediums for their Variable Contracts or that each portfolio may offer its shares to Qualified Plans. Nevertheless, the portfolios' trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts or Qualified Plans might be required to withdraw their investments in one or more portfolios and shares of another portfolio may be substituted. This might force a portfolio to sell securities at disadvantageous prices. In addition, the trustees may refuse to sell shares of any portfolio to any separate account or Qualified Plan or may suspend or terminate the offering of shares of any portfolio if such action is required by law or regulatory authority or is in the best interests of the shareholders of the portfolio.


Insurance companies and plan fiduciaries are required to notify a portfolio if the tax status of their separate account or Qualified Plan is revoked or challenged by the Internal Revenue Service. The portfolio may redeem any account of any shareholder whose qualification as a diversified segregated asset account or a Qualified Plan satisfying the requirements of Treasury Regulation 1.817-5 is revoked or challenged. The portfolio will not treat an investor as a Qualified Plan for this purpose unless the investor is among the categories specifically enumerated in Revenue Ruling 94-62, 1994-2 C.B. 164. An insurance company separate account or Qualified Plan whose tax status is revoked or challenged by the Internal Revenue Service may be liable to the portfolios or the adviser for losses incurred by the portfolios or the adviser as a result of such action.


SELLING
Shares of a portfolio may be sold on any business day. Portfolio shares are sold at net asset value next determined after receipt by the portfolio of a redemption request in good order from the insurance company as described in the prospectus of the insurance company's Variable Contract. Sale proceeds will normally be forwarded by bank wire to the selling insurance company on the next business day after receipt of the sales instructions by a portfolio but in no event later than 7 days following receipt of instructions. Each portfolio may suspend transactions in shares or postpone payment dates when trading on the New York Stock Exchange is closed or restricted, when an emergency exists that makes it impracticable for the portfolio to sell or value its investments or with the permission of the Securities and Exchange Commission.

PIONEER VARIABLE CONTRACTS TRUST

Class I Shares

YOU CAN OBTAIN MORE FREE INFORMATION about the portfolios by writing to Pioneer Investment Management Shareholder Services, Inc., 60 State Street, Boston, Massachusetts 02109. You may also call 1-800-225-6292.

SHAREOWNER REPORTS
Annual and semiannual reports to shareowners provide information about the portfolios' investments. The annual report discusses market conditions and investment strategies that significantly affected each portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION
The statement of additional information provides more detailed information about the portfolio. It is incorporated by reference into this prospectus.

You can also review each portfolio's shareowner reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information. The Commission charges a fee for copies. You can get the same information free from the Commission's EDGAR database on the Internet (http://www.sec.gov). You may also e-mail requests for these documents to publicinfo@sec.gov or make a request in writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.

(Investment Company Act file no. 811-08786)

PIONEER FUNDS DISTRIBUTOR, INC.
60 STATE STREET
BOSTON, MA 02109

WWW.PIONEERFUNDS.COM

                                              (C)Pioneer Funds Distributor, Inc.

PIONEER VARIABLE CONTRACTS TRUST
CLASS II SHARES PROSPECTUS

MAY 1, 2002



INTRODUCTION

Pioneer Variable Contracts Trust is an open-end management investment company that currently consists of nineteen distinct portfolios. Pioneer Investment Management, Inc. (Pioneer) is the investment adviser to each portfolio. Class II shares of the Pioneer Global Consumers VCT Portfolio, Pioneer Global Energy & Utilities VCT Portfolio, Pioneer Global Financials VCT Portfolio, Pioneer Global Health Care VCT Portfolio, Pioneer Global Industrials VCT Portfolio, Pioneer Global Telecoms VCT Portfolio, Pioneer Global Value VCT Portfolio, Pioneer International Value (formerly International Growth) VCT Portfolio, Pioneer Science & Technology VCT Portfolio and Pioneer Strategic Income VCT Portfolio are offered through this prospectus. Shares of the portfolios are offered primarily to insurance companies to fund the benefits under variable annuity and variable life insurance contracts (Variable Contracts) issued by their companies. You may obtain certain tax benefits by purchasing a Variable Contract.


Each portfolio has its own distinct investment objective and policies. In striving to meet its objective, each portfolio will face the challenges of changing business, economic and market conditions. Each portfolio offers different levels of potential return and risks. These risks are discussed in the description of each portfolio.

No single portfolio constitutes a complete investment plan. Each portfolio's share price, yield and total return will fluctuate and an investment in a portfolio may be worth more or less than the original cost when shares are redeemed.

Each portfolio complies with various insurance regulations. Please read your insurance company's separate account prospectus for more specific information relating to insurance regulations and instructions on how to invest among the portfolios through a Variable Contract.

CONTENTS
Basic information about the portfolios .........  2
Common portfolio investment policies ........... 24
Management ..................................... 24
Distributions and taxes ........................ 25
Shareholder information ........................ 25

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES AGENCY HAS APPROVED THE PORTFOLIOS' SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIME.

PORTFOLIOS

STRATEGIC FOCUS

BALANCED invests for capital growth and current income by actively managing investments in a diversified portfolio of common stocks and bonds. GLOBAL CONSUMERS invests for capital growth through a portfolio of equity securities of U.S. and non-U.S. consumer products and services issuers.
GLOBAL ENERGY & UTILITIES invests for capital growth through a portfolio of in equity securities of U.S. and non-U.S. energy and utility issuers.

GLOBAL FINANCIALS invests for capital growth through a portfolio of equity securities of U.S. and non-U.S. financial services issuers.

GLOBAL HEALTH CARE invests for capital growth through a concentrated portfolio of securities consisting primarily of equity securities of U.S. and non-U.S. issuers in the health care industry.

GLOBAL INDUSTRIALS invests for capital growth by investing in equity securities of U.S. and non-U.S. industrial products and services issuers.

GLOBAL TELECOMS invests for capital growth through a concentrated portfolio of securities consisting primarily of equity securities of U.S. and non-U.S. issuers in the telecommunications industry.

GLOBAL VALUE invests for long-term capital growth through a portfolio of equity securities of U.S. and non-U.S. issuers.

INTERNATIONAL VALUE invests primarily in non-U.S. equity securities for long-term growth of capital.


SCIENCE & TECHNOLOGY invests for capital growth in common stock and other equity securities of companies expected to benefit from the development, advancement or use of science or technology.

STRATEGIC INCOME invests in debt securities for a high level of current income.

An investment in a portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

BASIC INFORMATION ABOUT PIONEER BALANCED VCT PORTFOLIO


INVESTMENT OBJECTIVES
Capital growth and current income by actively managing investments in a diversified portfolio of equity securities and bonds.

PRINCIPAL INVESTMENT STRATEGIES
The portfolio's equity investments include common stocks, interests in real estate investment trusts (REITs), and securities with common stock characteristics, such as convertible bonds and preferred stocks. The portfolio's investments in debt securities include U.S. government securities, corporate debt securities, mortgage- and asset-backed securities and commercial paper. Debt securities in which the portfolio invests may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features.

The portfolio may use derivatives, particularly stock index futures, to seek to achieve its investment objective. A derivative is a security or instrument whose value is determined by reference to the value or change in value of one or more securities, currencies, indices or other financial instruments. For example, the portfolio may use stock index futures as a substitute for investing a portion of its assets directly in equity securities or to adjust the allocation of the portfolio's assets between equity and debt securities. The portfolio may also use derivatives as a hedge against adverse changes in stock market prices, interest rates or currency exchange rates, as a substitute for purchasing or selling securities or to increase the portfolio's return.


Pioneer, the portfolio's investment adviser, has engaged Prudential Investment Management, Inc. ("Prudential") to act as the portfolio's subadviser. The subadviser, under Pioneer's supervision, uses a quantitative investment approach that seeks to determine, based upon certain objective economic and market factors, an expected rate of return on the equity and fixed income markets and to allocate the portfolio's investments according to that projected outlook. In selecting equity securities for the portfolio, the subadviser uses quantitative analysis to structure a portfolio it believes has the potential to exceed the return of the Standard & Poor's 500 Index, but which it believes has risk characteristics similar to the index. In selecting debt securities for the portfolio, the subadviser uses a similar quantitative approach benchmarked to the Lehman Brothers Aggregate Bond Index. Quantitative analysis entails the use of econometric and mathematical models to analyze a wide variety of economic, market and company specific factors to predict a security's potential return.


Portfolio turnover
The portfolio's annual portfolio turnover rate has exceeded 100%. A high portfolio turnover rate may result in high transaction costs that are borne by the portfolio and its shareholders and may increase your tax liability if these transactions result in income or gains. See "Financial highlights" for actual annual turnover rate.


PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
Even though the portfolio seeks capital growth and current income, you could lose money on your investment or not make as much as if you invested elsewhere if:

|X| The stock market goes down (this risk may be greater in the short term) |X| The portfolio's equity investments do not have the growth potential originally expected
|X| Stocks selected for income do not achieve the same return as securities selected for capital growth

The portfolio also has risks associated with investing in bonds. The portfolio could underperform other investments if:

|X| Interest rates go up causing the value of the portfolio's investments to decline
|X| The issuer of a debt security owned by the portfolio defaults on its
    obligation to pay principal or interest or has its credit rating downgraded |X| During periods of declining interest rates, the issuer of a security may exercise its option to prepay earlier than scheduled, forcing the portfolio to reinvest in lower yielding securities. This is known as call or prepayment risk

|X| During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk.

|X| The subadviser's judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect

The portfolio's use of futures and other derivatives carries risks. Even a small investment in derivatives can have a significant impact on the portfolio's exposure to stock market values, interest rates or currency exchange rates. If changes in a derivative's value do not correspond to changes in the value of the portfolio's other investments, the portfolio may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative defaults on its obligation. Certain derivatives may be less liquid and more difficult to value. The use of futures and other derivatives for non-hedging purposes may be considered speculative.

[text box]
ASSET ALLOCATION

The subadviser allocates the portfolio's assets between equity and debt securities using quantitative analysis and techniques. Normally, equity securities represent 45% to 75% of the portfolio's assets.
[end text box]

THE PORTFOLIO'S PAST PERFORMANCE
The bar chart and table indicate the risks of investing in the portfolio by showing how the portfolio has performed in the past. The portfolio's performance varies from year to year.

The portfolio's past performance does not necessarily indicate how it will perform in the future. As a shareowner, you may make or lose money on your investment. The portfolio retained Prudential as its subadviser effective May 1, 2001. Prior to that time, Pioneer managed the portfolio's investments directly.
-----------------------------------------------------------------------
PORTFOLIO PERFORMANCE
The chart shows the performance of the portfolio's Class I shares for each full calendar year since the portfolio's inception on March 1, 1995. The chart does not reflect any fees or expenses payable with respect to a Variable Contract. Such fees and expenses will reduce your return. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expenses. Class II shares are subject to a 0.25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

THE HIGHEST CALENDAR QUARTERLY RETURN WAS 10.05% (3/31/97 TO 6/30/97). THE LOWEST CALENDAR QUARTERLY RETURN WAS -6.32% (6/30/98 TO 9/30/98).


'96          14.26
'97          17.62
'98           2.64
'99           2.53
'00           5.45
'01          -2.26
-----------------------------------------------------------------------------

COMPARISON WITH THE STANDARD & POOR'S 500 INDEX, THE LEHMAN BROTHERS AGGREGATE BOND INDEX AND THE RUSSELL 3000 INDEX
The table shows the average annual total returns of the portfolio's Class I shares over time and compares these returns to the returns of the Standard & Poor's (S&P) 500 Index, the Lehman Brothers Aggregate Bond Index and the Russell 3000 Index. The S&P 500 Index is a widely recognized measure of the performance of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. The Lehman Brothers Aggregate Bond Index is a widely recognized market value-weighted index composed of the Lehman Brothers Government/Credit, Mortgage-Backed, Asset-Backed and Commercial Mortgage-Based Securities indices. The Russell 3000 Index is measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Pioneer believes that the Russell 3000 Index is more representative of the portfolio's holdings and will not provide the S&P 500 Index performance in the future. Unlike the portfolio, the indices are not managed and do not incur expenses. The table assumes:
|X| The sale of the shares at the end of the period
|X| Reinvestment of all dividends and distributions

AVERAGE ANNUAL TOTAL RETURN (%)
(for periods ended December 31, 2001)
---------------------------------------------------------------------
                                 SINCE INCEPTION
                    1 YEAR      5 YEARS      INCEPTION           DATE
---------------------------------------------------------------------
Class I               -2.26         4.99          8.63         3/1/95
---------------------------------------------------------------------
S&P 500 Index        -11.84        10.69         15.34             --
---------------------------------------------------------------------
LB Aggregate
Bond Index             8.44         7.43          7.91             --
---------------------------------------------------------------------
Russell 3000 Index   -11.46        10.14         14.61             --
---------------------------------------------------------------------


FEES AND EXPENSES
These are the fees and expenses, based on estimated expenses for the portfolio's current fiscal year, you may pay if you invest in the portfolio. THESE FEES AND EXPENSES DO NOT INCLUDE ANY FEES OR SALES CHARGES IMPOSED BY A VARIABLE CONTRACT FOR WHICH THE PORTFOLIO IS AN INVESTMENT OPTION. IF THEY WERE INCLUDED, YOUR COSTS WOULD BE HIGHER. You should consult your insurance company's separate account prospectus or disclosure document for more information.

ANNUAL PORTFOLIO OPERATING EXPENSES
paid from the assets of the portfolio
as a percentage of average daily net assets   CLASS II
------------------------------------------------------

Management Fee                                0.65%

Distribution and Service (12b-1) Fee          0.25%

Other Expenses                                0.19%

Total Operating Expenses                      1.09%
------------------------------------------------------

EXAMPLE
This example helps you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the portfolio for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year and d) the portfolio's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

          NUMBER OF YEARS YOU OWN YOUR SHARES
          -----------------------------------
                1        3        5        10
---------------------------------------------
Class II     $111     $347     $601    $1,329
---------------------------------------------



OTHER INVESTMENT POLICIES AND RELATED RISKS
As discussed, the portfolio primarily invests in equity securities and bonds to seek capital growth and current income.

This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

MORE ON PRINCIPAL INVESTMENTS

The portfolio may invest up to 25% of its total assets in real estate investment trusts. Real estate investment trusts are companies that invest primarily in real estate or real estate related loans. Investing in real estate investment trusts involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow. In addition to its own expenses, the portfolio will in some cases indirectly bear its proportionate share of any management and other expenses paid by real estate investment trusts in which it invests.


The portfolio may invest in U.S. government securities. U.S. government securities include obligations: directly issued by or supported by the full faith and credit of the U.S. government, like Treasury bills, notes and bonds and Government National Mortgage Association certificates; supported by the right of the issuer to borrow from the U.S. Treasury, like those of the Federal Home Loan Banks; supported by the discretionary authority of the U.S. government to purchase the agency's securities, like those of the Federal National Mortgage Association; or supported only by the credit of the issuer itself, like the Tennessee Valley Authority.

The portfolio may invest in mortgage-backed and asset-backed securities. Mortgage-related securities may be issued by private companies or by agencies of the U.S. government and represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables.

Certain debt instruments may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest on underlying pools of mortgage or government securities, but not both. The value of these types of instruments may change more drastically than debt securities that pay both principal and interest during periods of changing interest rates. Principal only mortgage backed securities generally increase in value if interest rates decline, but are also subject to the risk of prepayment. Interest only instruments generally increase in value in a rising interest rate environment when fewer of the underlying mortgages are prepaid.

For mortgage derivatives and structured securities that have imbedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets.

If a rating organization downgrades the quality rating assigned to one or more of the portfolio's investments, the subadviser will consider what actions, if any, are appropriate including selling the downgraded security or purchasing additional investment grade securities as soon as it is prudent to do so.


INVESTMENTS IN BELOW INVESTMENT GRADE DEBT SECURITIES
Up to 10% of the portfolio's total assets may be invested in debt securities rated below investment grade. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by the subadviser. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

INVESTMENTS OTHER THAN U.S. EQUITY SECURITIES
The portfolio may invest up to 25% of its total assets in securities of non-U.S. issuers. The portfolio will not invest more than 5% of its total assets in the securities of emerging markets issuers. Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks include:


|X| Less information about non-U.S. issuers or markets may be available due to
    less rigorous disclosure or accounting standards or regulatory practices |X| Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, the subadviser may not be able to sell the portfolio's investments at times, in amounts and at prices it considers reasonable
|X| Adverse effect of currency exchange rates or controls on the value of the portfolio's investments
|X| The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession
|X| Economic, political and social developments may adversely affect the securities markets
|X| Withholding and other non-U.S. taxes may decrease the portfolio's return

MANAGEMENT

INVESTMENT ADVISER
Pioneer, the portfolio's investment adviser, oversees the portfolio's operations and supervises Prudential, the portfolio's subadviser, who is responsible for the day-to-day management of the portfolio.


INVESTMENT SUBADVISER
Prudential, the portfolio's subadviser, is a wholly owned subsidiary of The Prudential Insurance Company of America and has served as an investment adviser to investment companies since 1984. As of December 31, 2001, Prudential's assets under management were approximately $300 billion. Prudential's main office is at Gateway Center 2, McCarter Highway and Market Street, Newark, New Jersey 07102.

PORTFOLIO MANAGER
Day-to-day management of the portfolio is the responsibility of co-managers Michael Lenarcic and John Van Belle. Mr. Lenarcic and Mr. Van Belle are managing directors of Prudential Quantitative Management, a unit of Prudential Investment Management, Inc., where they manage equity and balanced portfolios for institutional and retail clients. Mr. Lenarcic and Mr. Van Belle have managed portfolios for Prudential since 1983 and 1985, respectively.


MANAGEMENT FEE
The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.65% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly. Pioneer, and not the portfolio, pays a portion of the fee it receives from the portfolio to Prudential as compensation for Prudential's subadvisory services to the portfolio.

DISTRIBUTIONS
The portfolio generally pays any distributions of net short- and long-term capital gains in June. The portfolio generally pays dividends from any net investment income quarterly during March, June, September and December. The portfolio may also pay dividends and capital gain distributions at other times if necessary for the portfolio to avoid federal income or excise tax.

FINANCIAL HIGHLIGHTS

Class II shares are a new class of shares; financial highlights are not currently available for Class II shares. Arthur Andersen LLP's report on the portfolio's audited financial statements as of December 31, 2001, for Class I shares appears in the portfolio's annual report which is incorporated by reference into the SAI. The annual report includes more information about the portfolio's performance and is available upon request.

BASIC INFORMATION ABOUT PIONEER GLOBAL CONSUMERS VCT PORTFOLIO


INVESTMENT OBJECTIVE
Capital growth.

PRINCIPAL INVESTMENT STRATEGIES
Normally, the portfolio invests at least 80% of its total assets in equity securities of U.S. and non-U.S. consumer products and services issuers. Equity securities include common stocks and other equity instruments such as convertible debt, depositary receipts, warrants, rights and preferred stocks. The portfolio may also purchase and sell forward foreign currency exchange contracts in connection with its investments.

The portfolio's holdings are likely to include retailers, home builders, publishers, textiles manufacturers, media and entertainment companies and manufacturers and providers of automotive, food, beverage, household and other personal products and companies providing related services.

The portfolio allocates its assets among securities of U.S. issuers and non-U.S. issuers. The portfolio may invest in securities of issuers located in developing and emerging economies or trading on developing securities markets. The portfolio's assets are allocated among securities of issuers located in at least three countries, one of which may be the United States.

The portfolio may invest in companies without regard to their market capitalization, including large-capitalization companies with established track records and less established mid- or small-capitalization companies.

The portfolio uses a "growth" style of management and seeks to invest in companies with above average potential for earnings and revenue growth. To select growth stocks, Pioneer Investment Management, Inc., the portfolio's investment adviser, employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations. Pioneer relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. Pioneer focuses on the quality and price of individual issuers and economic sector analysis, not on market-timing strategies. Factors Pioneer looks for in selecting investments include:
|X| A sustainable competitive advantage such as a brand name, customer base, proprietary technology or economies of scale
|X| Issuer has strong fundamentals relative to its competitors, such as increasing or sustainable demand for its products or services
|X| Favorable expected returns relative to perceived risk

Pioneer generally sells a portfolio security when it believes that the issuer no longer offers the potential for above average earnings and revenue growth. Pioneer makes that determination based upon the same criteria it uses to select portfolio securities.

[text box: magnifier icon]
CONSUMER PRODUCTS AND SERVICES ISSUERS
Consumer products and services issuers are companies that derive at least 50% of their revenues from the manufacture, distribution or sale of products or services to consumers.
[end text box]



PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
Even though the portfolio seeks capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if:
|X| The stock market goes down (this risk may be greater in the short term) |X| Growth stocks fall out of favor with investors
|X| The portfolio's investments do not have the growth potential originally expected

By investing primarily in consumer products and services, the portfolio has the risks associated with concentrating its investments in industries that are part of this sector. Issuers in which the portfolio invests may be:
|X| Sensitive to changes in the level of discretionary consumer spending, consumer confidence, consumer tastes and trends and demographics
|X| In industries characterized by significant competition, low margins or dependence upon advertising |X| Affected by the economy and interest rates, on a country or global basis

Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent that the portfolio invests in issuers in countries with emerging markets or if the portfolio invests a significant portion of its non-U.S. investments in one region. These risks may include:

|X| Less information about non-U.S. issuers or markets may be available due to
    less rigorous disclosure or accounting standards or regulatory practices |X| Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, Pioneer may not be able to sell the portfolio's securities at times, in amounts and at prices it considers reasonable
|X| Adverse effect of currency exchange rates or controls on the value of the portfolio's investments
|X| The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession
|X| Economic, political and social developments may adversely affect the securities markets
|X| Withholding and other non-U.S. taxes may decrease the portfolio's return

To the extent that the portfolio invests in small- and mid-size companies, it will also have the risks associated with investing in these companies. Compared to large companies, smaller companies, and the market for their equity securities, are likely to:
|X| Be more sensitive to changes in the economy, earnings results and investor expectations
|X| Have more limited product lines and capital resources
|X| Experience sharper swings in market values
|X| Be harder to sell at the times and prices Pioneer thinks appropriate

The portfolio is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Being non-diversified may magnify the portfolio's losses from adverse events affecting a particular issuer.

THE PORTFOLIO'S PAST PERFORMANCE
Since the portfolio is newly organized, it does not disclose any performance information. The portfolio's performance will vary from year to year. Past performance does not necessarily indicate how a portfolio will perform in the future. As a shareowner, you may lose or make money on your investment.

FEES AND EXPENSES
These are the fees and expenses, based on estimated expenses for the portfolio's current fiscal year, you may pay if you invest in the portfolio. THESE FEES AND EXPENSES DO NOT INCLUDE ANY FEES OR SALES CHARGES IMPOSED BY A VARIABLE CONTRACT FOR WHICH THE PORTFOLIO IS AN INVESTMENT OPTION. IF THEY WERE INCLUDED, YOUR COSTS WOULD BE HIGHER. You should consult your insurance company's separate account prospectus or disclosure document for more information.

ANNUAL PORTFOLIO OPERATING EXPENSES
paid from the assets of the portfolio
as a percentage of average daily net assets   CLASS II
------------------------------------------------------
Management Fee                                0.75%
Distribution and Service (12b-1) Fee          0.25%
Other Expenses                                1.61%
Total Operating Expenses                      2.61%
Fee Waiver and Expense Limitation(1)         -1.11%
Net Expenses(1)                               1.50%
------------------------------------------------------

(1) The expenses in the table above reflect the expense limitation in effect through December 31, 2003 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 1.50% of the average daily net assets attributable to Class II shares; the portion of portfolio expenses attributable to Class I shares will be reduced only to the extent such expenses are reduced for Class II shares. Pioneer may subsequently recover reimbursed expenses (within three years of being incurred) from the portfolio if the expense ratio of the Class II shares is less than the expense limitation of the Class II shares. Each class will reimburse Pioneer no more than the amount by which that class' expenses were reduced. Any differences in the fee waiver and expense limitation among classes result from rounding in the daily calculation of a class' net assets and expense limit, which may exceed 0.01% annually. See the statement of additional information for details regarding the expense limitation agreement.

EXAMPLE
This example helps you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the portfolio for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the portfolio's gross operating expenses remain the same and e) Pioneer's expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

          NUMBER OF YEARS YOU OWN YOUR SHARES
          -----------------------------------
                                   1        3
---------------------------------------------
Class II                        $153     $706
---------------------------------------------

OTHER INVESTMENT STRATEGIES AND RELATED RISKS
As discussed, the portfolio invests primarily in equity securities of consumer products and services issuers.

This section describes additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

INVESTMENTS OTHER THAN U.S. AND NON-U.S. EQUITY SECURITIES
The portfolio may invest up to 20% of its total assets in the equity securities of companies (other than consumer products and services issuers) expected to benefit from the manufacture, distribution or sale of products or services to consumers.

The portfolio may invest up to 20% of its total assets in debt securities of U.S. or non-U.S. corporate and government issuers. Generally the portfolio acquires debt securities that are investment grade, but the portfolio may invest up to 5% of its net assets in below investment grade debt securities. The portfolio invests in debt securities when Pioneer believes they are consistent with the portfolio's investment objective, to diversify the portfolio or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

ECONOMIC MONETARY UNION (EMU)
On January 1, 1999, 11 European countries adopted a single currency - the euro. The conversion to the euro is being phased in over a three-year period. During this time, valuation, systems and other operational problems may occur in connection with the fund's investments quoted in the euro. For participating countries, EMU will mean sharing a single currency and single official interest rate and adhering to agreed upon limits on government borrowing. Budgetary decisions will remain in the hands of each participating country but will be subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate to maintain price stability within the euro zone.

EMU is driven by the expectation of a number of economic benefits, including lower transaction costs, reduced exchange risk, greater competition, and a broadening and deepening of European financial markets. However, there are a number of significant risks associated with EMU. Monetary and economic union on this scale has never been attempted before. There is a significant degree of uncertainty as to whether participating countries will remain committed to EMU in the face of changing economic conditions. This uncertainty may increase the volatility of European markets. If transition to the euro does not proceed as planned, or if a participating country were to withdraw from EMU, this could have a negative effect on the portfolio's non-U.S. investments.

MANAGEMENT

PORTFOLIO MANAGER
Day-to-day management of the fund's portfolio is the responsibility of a team of portfolio managers and analysts. The team manages other Pioneer mutual funds investing primarily in global securities. The team draws upon the research and investment management expertise of the global research team, which provides fundamental research on companies and buy and sell recommendations on equity securities, and Pioneer's affiliate, Pioneer Investment Management Limited.

John A. Carey, director of portfolio management and an executive vice president of Pioneer, supervises the team. Mr. Carey joined Pioneer as an analyst in 1979.

MANAGEMENT FEE
The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.75% of the portfolio's average daily net assets. This fee is normally computed daily and paid monthly.

DISTRIBUTIONS
The portfolio generally pays any distributions of net short- and long-term capital gains in June. The portfolio generally pays dividends from any net investment income in December. The portfolio may also pay dividend and capital gain distributions at other times if necessary for the portfolio to avoid federal income or excise tax.

BASIC INFORMATION ABOUT PIONEER GLOBAL ENERGY & UTILITIES VCT PORTFOLIO


INVESTMENT OBJECTIVE
Capital growth.

PRINCIPAL INVESTMENT STRATEGIES
Normally, the portfolio invests at least 80% of its total assets in equity securities of U.S. and non-U.S. energy and utility issuers. Equity securities include common stocks and other equity instruments such as convertible debt, depositary receipts, warrants, rights and preferred stocks. The portfolio may also purchase and sell forward foreign currency exchange contracts in connection with its investments.

The portfolio's holdings are likely to include gas and electric generation and distribution utilities, integrated oil companies, companies engaged in the exploration for, development of, refinement or sale of energy related natural resources, oil and other natural resources service companies and developers of emerging energy technologies.

The portfolio allocates its assets among securities of U.S. issuers and non-U.S. issuers. The portfolio may invest in securities of issuers located in developing and emerging economies or traded on developing securities markets. The portfolio's assets are allocated among securities of issuers located in at least three countries, one of which may be the United States.

The portfolio may invest in companies without regard to their market capitalizations, including large-capitalization companies with established track records and less established mid- or small-capitalization companies.

The portfolio uses a "growth" style of management and seeks to invest in companies with above average potential for earnings and revenue growth. To select growth stocks, Pioneer Investment Management, Inc., the portfolio's investment adviser, employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations. Pioneer relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. Pioneer focuses on the quality and price of individual issuers and economic sector analysis, not on market-timing strategies. Factors Pioneer looks for in selecting investments include:
|X| A sustainable competitive advantage such as a brand name, customer base, proprietary technology or economies of scale
|X| Issuer has strong fundamentals relative to its competitors, such as increasing or sustainable demand for its products or services
|X| Favorable expected returns relative to perceived risk

Pioneer generally sells a portfolio security when it believes that the issuer no longer offers the potential for above average earnings and revenue growth. Pioneer makes that determination based upon the same criteria it uses to select portfolio securities.

[text box: magnifier icon]
ENERGY AND UTILITIES ISSUERS
Energy and utility issuers are companies that derive at least 50% of their revenues from traditional energy fields, such as oil, gas, electricity and coal, emerging energy resources and related industries.
[end text box]




PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
Even though the portfolio seeks capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if:
|X| The stock market goes down (this risk may be greater in the short term) |X| Growth stocks fall out of favor with investors
|X| The portfolio's investments do not have the growth potential originally expected

By investing primarily in energy and utilities, the portfolio has the risks associated with concentrating its investments in industries that are part of these sectors. Issuers in which the portfolio invests may be affected by:
|X| Deregulation, power shortages, fluctuations in energy prices, the supply of and the demand for energy fuels or for specific products and services, environmental protection or energy conservation programs, the success of exploration projects, production spending, and the cost and delay of technological developments
|X| Changes in changes in environmental, energy and tax laws and regulations, including regulatory changes in the generation and distribution of electricity
|X| Regional and global economic activity, interest rates and political developments

Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent that the portfolio invests in issuers in countries with emerging markets or if the portfolio invests a significant portion of its non-U.S. investments in one region. These risks may include:

|X| Less information about non-U.S. issuers or markets may be available due to
    less rigorous disclosure or accounting standards or regulatory practices |X| Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, Pioneer may not be able to sell the portfolio's securities at times, in amounts and at prices it considers reasonable
|X| Adverse effect of currency exchange rates or controls on the value of the portfolio's investments
|X| The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession
|X| Economic, political and social developments may adversely affect the securities markets
|X| Withholding and other non-U.S. taxes may decrease the portfolio's return

To the extent that the portfolio invests in small- and mid-size companies, it will also have the risks associated with investing in these companies. Compared to large companies, smaller companies, and the market for their equity securities, are likely to:
|X| Be more sensitive to changes in the economy, earnings results and investor expectations |X| Have more limited product lines and capital resources |X| Experience sharper swings in market values |X| Be harder to sell at the times and prices Pioneer thinks appropriate

The portfolio is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Being non-diversified may magnify the portfolio's losses from adverse events affecting a particular issuer.



THE PORTFOLIO'S PAST PERFORMANCE
Since the portfolio is newly organized, it does not disclose any performance information. The portfolio's performance will vary from year to year. Past performance does not necessarily indicate how a portfolio will perform in the future. As a shareowner, you may lose or make money on your investment.

FEES AND EXPENSES
These are the fees and expenses, based on estimated expenses for the portfolio's current fiscal year, you may pay if you invest in the portfolio. THESE FEES AND EXPENSES DO NOT INCLUDE ANY FEES OR SALES CHARGES IMPOSED BY A VARIABLE CONTRACT FOR WHICH THE PORTFOLIO IS AN INVESTMENT OPTION. IF THEY WERE INCLUDED, YOUR COSTS WOULD BE HIGHER. You should consult your insurance company's separate account prospectus or disclosure document for more information.

ANNUAL PORTFOLIO OPERATING EXPENSES
paid from the assets of the portfolio
as a percentage of average daily net assets   CLASS II
------------------------------------------------------
Management Fee                                0.75%
Distribution and Service (12b-1) Fee          0.25%
Other Expenses                                1.61%
Total Operating Expenses                      2.61%
Fee Waiver and Expense Limitation(1)         -1.11%
Net Expenses(1)                               1.50%
------------------------------------------------------

(1) The expenses in the table above reflect the expense limitation in effect through December 31, 2003 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 1.50% of the average daily net assets attributable to Class II shares; the portion of portfolio expenses attributable to Class I shares will be reduced only to the extent such expenses are reduced for Class II shares. Pioneer may subsequently recover reimbursed expenses (within three years of being incurred) from the portfolio if the expense ratio of the Class II shares is less than the expense limitation of the Class II shares. Each class will reimburse Pioneer no more than the amount by which that class' expenses were reduced. Any differences in the fee waiver and expense limitation among classes result from rounding in the daily calculation of a class' net assets and expense limit, which may exceed 0.01% annually. See the statement of additional information for details regarding the expense limitation agreement.

EXAMPLE
This example helps you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the portfolio for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the portfolio's gross operating expenses remain the same and e) Pioneer's expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:




          NUMBER OF YEARS YOU OWN YOUR SHARES
          -----------------------------------
                                   1        3
---------------------------------------------
Class II                        $153     $706
---------------------------------------------

OTHER INVESTMENT STRATEGIES AND RELATED RISKS
As discussed, the portfolio invests primarily in equity securities of energy and utility issuers.

This section describes additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

INVESTMENTS OTHER THAN EQUITY SECURITIES OF ENERGY AND UTILITY ISSUERS

The portfolio may invest up to 20% of its total assets (at time of purchase) in the equity securities of issuers (other than energy and utilities issuers) expected to benefit from the production, distribution or sale of energy and utilities products or services.

The portfolio may invest up to 20% of its total assets in debt securities of U.S. or non-U.S. corporate and government issuers. Generally the portfolio acquires debt securities that are investment grade, but the portfolio may invest up to 5% of its net assets in below investment grade debt securities. The portfolio invests in debt securities when Pioneer believes they are consistent with the portfolio's investment objective or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

ECONOMIC MONETARY UNION (EMU)
On January 1, 1999, 11 European countries adopted a single currency - the Euro. The conversion to the Euro is being phased in over a three-year period. During this time, valuation, systems and other operational problems may occur in connection with the portfolio's investments quoted in the Euro. For participating countries, EMU will mean sharing a single currency and single official interest rate and adhering to agreed upon limits on government borrowing. Budgetary decisions will remain in the hands of each participating country but will be subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate to maintain price stability within the Euro zone.

EMU is driven by the expectation of a number of economic benefits, including lower transaction costs, reduced exchange risk, greater competition, and a broadening and deepening of European financial markets. However, there are a number of significant risks associated with EMU. Monetary and economic union on this scale has never been attempted before. There is a significant degree of uncertainty as to whether participating countries will remain committed to EMU in the face of changing economic conditions. This uncertainty may increase the volatility of European markets. If transition to the Euro does not proceed as planned, or if a participating country were to withdraw from EMU, this could have a negative effect on the portfolio's non-U.S. investments.

MANAGEMENT

PORTFOLIO MANAGER
Day-to-day management of the fund's portfolio is the responsibility of a team of portfolio managers and analysts. The team manages other Pioneer mutual funds investing primarily in global securities. The team draws upon the research and investment management expertise of the global research team, which provides fundamental research on companies and buy and sell recommendations on equity securities, and Pioneer's affiliate, Pioneer Investment Management Limited.

John A. Carey, director of portfolio management and an executive vice president of Pioneer, supervises the team. Mr. Carey joined Pioneer as an analyst in 1979.

MANAGEMENT FEE
The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.75% of the portfolio's average daily net assets. This fee is normally computed daily and paid monthly.

DISTRIBUTIONS
The portfolio generally pays any distributions of net short- and long-term capital gains in June. The portfolio generally pays dividends from any net investment income in December. The portfolio may also pay dividend and capital gain distributions at other times if necessary for the portfolio to avoid federal income or excise tax.

BASIC INFORMATION ABOUT PIONEER GLOBAL FINANCIALS VCT PORTFOLIO


INVESTMENT OBJECTIVE
Capital growth.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the portfolio invests at least 80% of its total assets in equity securities of U.S. and non-U.S. financial services issuers. Equity securities include common stocks and other equity instruments, such as convertible debt, depositary receipts, warrants, rights and preferred stocks. The portfolio may also purchase and sell forward foreign currency exchange contracts in connection with its investments.

The portfolio's holdings are likely to include the securities of issuers such as banks, insurance companies, real estate-related firms, finance companies, investment advisory companies, investment banking and brokerage firms, financial holding companies and other financial service providers.

The portfolio allocates its assets among securities of U.S. and non-U.S. issuers. The portfolio may invest in securities of issuers located in developing and emerging economies or traded on developing securities markets. The portfolio's assets are allocated among securities of issuers located in at least three countries, one of which may be the United States.

The portfolio may invest in companies without regard to their market capitalizations, including large-capitalization companies with established track records and less established mid- or small-capitalization companies.

The portfolio uses a "growth" style of management and seeks to invest in companies with above average potential for earnings and revenue growth. To select growth stocks, Pioneer, the portfolio's investment adviser, employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations. Pioneer relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. Pioneer focuses on the quality and price of individual issuers and economic sector analysis, not on market-timing strategies. Factors Pioneer looks for in selecting investments include:
|X| A sustainable competitive advantage such as a brand name, customer base or economies of scale
|X| Issuer has strong fundamentals relative to its competitors, such as increasing or sustainable demand for its financial services or products
|X| Favorable expected returns relative to perceived risk

Pioneer generally sells a portfolio security when it believes that the issuer no longer offers the potential for above average earnings and revenue growth. Pioneer makes that determination based upon the same criteria it uses to select portfolio securities.

[text box: magnifier icon]
FINANCIAL SERVICES ISSUERS
Financial services issuers include companies that derive at least 50% of their revenues from providing services such as banking, finance, insurance, investment advisory, investment banking, brokerage, real estate related or other financial services.
[end text box]



PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
Even though the portfolio seeks capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if:
|X| The stock market goes down (this risk may be greater in the short term) |X| Growth stocks fall out of favor with investors
|X| The portfolio's investments do not have the growth potential originally expected

By investing primarily in the securities of financial services issuers, the portfolio has the risks associated with concentrating its investments in the industries that comprise the financial services sector. Issuers in which the portfolio invests are likely to:
|X| Be subject to extensive and changing government regulation which may adversely affect their revenues and earnings and the businesses in which they engage
|X| Experience intense competition for market share and global consolidation, which can adversely affect profitability, as traditional distinctions between financial services and markets are eliminated
|X| Be extremely sensitive to changes in interest rates. The profitability of these issuers is heavily dependent upon the cost of raising capital. Volatile or sharply rising interest rates can significantly increase their cost of capital and reduce profitability
|X| Be dependent upon the financial condition of borrowers. Adverse economic conditions may increase the likelihood of default by borrowers


Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent that the portfolio invests in issuers in countries with emerging markets or if the fund invests a significant portion of its non-U.S. investments in one region. These risks may include:

|X| Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices
|X| Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, Pioneer may not be able to sell the portfolio's investments at times, in amounts and at prices it considers reasonable
|X| Adverse effect of currency exchange rates or controls on the value of the portfolio's investments
|X| The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession
|X| Economic, political and social developments may adversely affect the securities markets
|X| Withholding and other non-U.S. taxes may decrease the portfolio's return

To the extent that the portfolio invests in small- and mid-size companies, it will also have the risks associated with investing in these companies. Compared to large companies, smaller companies, and the market for their equity securities, are likely to:
|X| Be more sensitive to changes in the economy, earnings results and investor expectations
|X| Have more limited product lines and capital resources
|X| Experience sharper swings in market values
|X| Be harder to sell at the times and prices Pioneer thinks appropriate

THE PORTFOLIO'S PAST PERFORMANCE
Since the portfolio is newly organized, it does not disclose any performance information. The portfolio's performance will vary from year to year. Past performance does not necessarily indicate how a portfolio will perform in the future. As a shareowner, you may lose or make money on your investment.


FEES AND EXPENSES
These are the fees and expenses, based on estimated expenses for the portfolio's current fiscal year, you may pay if you invest in the portfolio. THESE FEES AND EXPENSES DO NOT INCLUDE ANY FEES OR SALES CHARGES IMPOSED BY A VARIABLE CONTRACT FOR WHICH THE PORTFOLIO IS AN INVESTMENT OPTION. IF THEY WERE INCLUDED, YOUR COSTS WOULD BE HIGHER. You should consult your insurance company's separate account prospectus or disclosure document for more information.

ANNUAL PORTFOLIO OPERATING EXPENSES
paid from the assets of the portfolio
as a percentage of average daily net assets   CLASS II
------------------------------------------------------

Management Fee                                   0.75%
Distribution and Service (12b-1) Fee             0.25%
Other Expenses                                  39.33%
Total Operating Expenses                        40.33%
Fee Waiver and Expense Limitation(1)           (38.83)%
Net Expenses(1)                                  1.50%

------------------------------------------------------


(1) The expenses in the table above reflect the expense limitation in effect through December 31, 2002 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.25% of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares. Pioneer may subsequently recover reimbursed expenses from the portfolio if the portfolio's expense ratio is less than the expense limitation. Any differences in the fee waiver and expense limitation among classes result from rounding in the daily calculation of a class' net assets and expense limit, which may exceed 0.01% annually. See the statement of additional information for details regarding the expense limitation agreement.


EXAMPLE

This example helps you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the portfolio for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the portfolio's gross operating expenses remain the same and e) Pioneer's expense limitation is in effect for year one.


Although your actual costs may be higher or lower, under these assumptions your costs would be:

          NUMBER OF YEARS YOU OWN YOUR SHARES
          -----------------------------------

                                   1        3         5        10

---------------------------------------------

Class II                        $153     $5812     8,179     9,688

---------------------------------------------

OTHER INVESTMENT STRATEGIES AND RELATED RISKS

As discussed, the portfolio invests primarily in equity securities of financial services issuers.

This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

INVESTMENTS OTHER THAN EQUITY SECURITIES OF FINANCIAL SERVICES ISSUERS
The portfolio may invest up to 20% of its total assets in equity securities of issuers, other than financial services issuers, expected to benefit from the design, development or sale of products or services used for or in connection with financial services.

The portfolio may invest up to 20% of its total assets in debt securities of U.S. or non-U.S. corporate and government issuers. Generally the portfolio acquires debt securities that are investment grade, but the portfolio may invest up to 5% of its net assets in below investment grade debt securities. Although investing in debt securities is not a principal investment strategy of the portfolio, the portfolio invests in debt securities when Pioneer believes they are consistent with the portfolio's investment objective or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

MANAGEMENT

PORTFOLIO MANAGER
Day-to-day management of the portfolio is the responsibility of a team of portfolio managers and analysts. The team manages other Pioneer mutual funds investing primarily in global securities. The team draws upon the research and investment management expertise of the global research team, which provides fundamental research on companies and buy and sell recommendations on equity securities, and Pioneer's affiliate, Pioneer Investment Management Limited.

John A. Carey, director of portfolio management and an executive vice president of Pioneer, supervises the team. Mr. Carey joined Pioneer as an analyst in 1979.


MANAGEMENT FEE
The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.75% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly.

DISTRIBUTIONS
The portfolio generally pays any distributions of net short- and long-term capital gains in June. The portfolio generally pays dividends from any net investment income in December. The portfolio may also pay dividends and capital gain distributions at other times if necessary for the portfolio to avoid federal income or excise tax.


FINANCIAL HIGHLIGHTS
Class II shares are a new class of shares; financial highlights are not currently available for Class II shares. Arthur Andersen LLP's report on the portfolio's audited financial statements as of December 31, 2001, for Class I shares appears in the portfolio's annual report which is incorporated by reference into the SAI. The annual report includes more information about the portfolio's performance and is available upon request.

BASIC INFORMATION ABOUT PIONEER GLOBAL HEALTH CARE VCT PORTFOLIO


INVESTMENT OBJECTIVE
Capital growth.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the portfolio invests at least 80% of its total assets in equity securities of U.S. and non-U.S. issuers in the health care industry. Equity securities include common stocks and other equity instruments, such as convertible debt, depositary receipts, warrants, rights and preferred stocks. The portfolio may also purchase and sell forward foreign currency exchange contracts in connection with its investments.

The portfolio's holdings are likely to include the securities of issuers such as pharmaceutical, biomedical, biotechnology, health care service and medical device companies. These companies are typically involved in: |X| Medical, pharmaceutical or biotechnological research and development |X| Ownership or operation of health care facilities, franchises or practices |X| The design, production or selling of medical, dental and optical products

The portfolio allocates its assets among securities of U.S. and non-U.S. issuers. The portfolio may invest in securities of issuers located in developing and emerging economies or traded on developing securities markets. The portfolio's assets are allocated among securities of issuers located in at least three countries, one of which may be the United States.

The portfolio may invest in companies without regard to their market capitalizations, including large-capitalization companies with established track records and less established mid- or small-capitalization companies.

The portfolio uses a "growth" style of management and seeks to invest in companies with above average potential for earnings and revenue growth. To select growth stocks, Pioneer, the portfolio's investment adviser, employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations. Pioneer relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. Pioneer focuses on the quality and price of individual issuers and economic sector analysis, not on market-timing strategies. Factors Pioneer looks for in selecting investments include:
|X| A sustainable competitive advantage such as a brand name, customer base, proprietary technology or economies of scale
|X| Issuer has strong fundamentals relative to its competitors, such as
    increasing or sustainable demand for its health care products or services |X| Favorable expected returns relative to perceived risk

Pioneer generally sells a portfolio security when it believes that the issuer no longer offers the potential for above average earnings and revenue growth. Pioneer makes that determination based upon the same criteria it uses to select portfolio securities.

PORTFOLIO TURNOVER
The portfolio's annual portfolio turnover rate has exceeded 100%. A high portfolio turnover rate may result in high transaction costs that are borne by the portfolio and its shareholders and may increase your tax liability if these transactions result in income or gains. See "Financial highlights" for actual annual turnover rate.

[text box: magnifier icon]
HEALTH CARE ISSUERS
Health care issuers are companies that derive at least 50% of their revenues from the design, production or sale of products or services used for or in connection with health care or medicine.
[end text box]


PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
Even though the portfolio seeks capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if:
|X| The stock market goes down (this risk may be greater in the short term) |X| Growth stocks fall out of favor with investors
|X| The portfolio's investments do not have the growth potential originally expected

By investing primarily in the securities of health care issuers, the portfolio has the risks associated with concentrating its investments in the industries that comprise the health care sector. Issuers in which the portfolio invests are likely to:
|X| Be subject to intense competition, which may result in slim or negative profit margins as the companies compete for market share, and extremely volatile stock prices
|X| Be dependent upon technological innovation to obtain market advantages over competitors
|X| Be subject to government regulation such as control of reimbursement rates and approval of products or services
|X| Experience rapid obsolescence or patent expirations


Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent that the portfolio invests in issuers in countries with emerging markets or if the fund invests a significant portion of its non-U.S. investments in one region. These risks may include:

|X| Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices
|X| Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, Pioneer may not be able to sell the portfolio's investments at times, in amounts and at prices it considers reasonable
|X| Adverse effect of currency exchange rates or controls on the value of the portfolio's investments
|X| The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession
|X| Economic, political and social developments may adversely affect the securities markets
|X| Withholding and other non-U.S. taxes may decrease the portfolio's return

To the extent that the portfolio invests in small- and mid-size companies, it will also have the risks associated with investing in these companies. Compared to large companies, smaller companies, and the market for their equity securities, are likely to:
|X| Be more sensitive to changes in the economy, earnings results and investor expectations
|X| Have more limited product lines and capital resources
|X| Experience sharper swings in market values
|X| Be harder to sell at the times and prices Pioneer thinks appropriate

The portfolio is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified portfolio. Being non-diversified may magnify the portfolio's losses from adverse events affecting a particular issuer.


THE PORTFOLIO'S PAST PERFORMANCE
Since the portfolio is newly organized, it does not disclose any performance information. The portfolio's performance will vary from year to year. Past performance does not necessarily indicate how a portfolio will perform in the future. As a shareowner, you may lose or make money on your investment.

FEES AND EXPENSES
These are the fees and expenses, based on estimated expenses for the portfolio's current fiscal year, you may pay if you invest in the portfolio. THESE FEES AND EXPENSES DO NOT INCLUDE ANY FEES OR SALES CHARGES IMPOSED BY A VARIABLE CONTRACT FOR WHICH THE PORTFOLIO IS AN INVESTMENT OPTION. IF THEY WERE INCLUDED, YOUR COSTS WOULD BE HIGHER. You should consult your insurance company's separate account prospectus or disclosure document for more information.

ANNUAL PORTFOLIO OPERATING EXPENSES
paid from the assets of the portfolio
as a percentage of average daily net assets   CLASS II
------------------------------------------------------

Management Fee                                   0.75%
Distribution and Service (12b-1) Fee             0.25%
Other Expenses                                  26.27%
Total Operating Expenses                        27.27%
Fee Waiver and Expense Limitation(1)           (25.77)%
Net Expenses(1)                                  1.50%

------------------------------------------------------


(1) The expenses in the table above reflect the expense limitation in effect through December 31, 2002 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.25% of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares. Pioneer may subsequently recover reimbursed expenses from the portfolio if the portfolio's expense ratio is less than the expense limitation. Any differences in the fee waiver and expense limitation among classes result from rounding in the daily calculation of a class' net assets and expense limit, which may exceed 0.01% annually. See the statement of additional information for details regarding the expense limitation agreement.



EXAMPLE

This example helps you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the portfolio for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the portfolio's gross operating expenses remain the same and e) Pioneer's expense limitation is in effect for year one.


Although your actual costs may be higher or lower, under these assumptions your costs would be:

          NUMBER OF YEARS YOU OWN YOUR SHARES
          -----------------------------------

                                   1        3          5         10

---------------------------------------------

Class II                        $153     $4,610   7,304     10,249

---------------------------------------------

OTHER INVESTMENT STRATEGIES AND RELATED RISKS

As discussed, the portfolio invests primarily in equity securities of health care issuers.

This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

INVESTMENTS OTHER THAN EQUITY SECURITIES OF HEALTH CARE ISSUERS
The portfolio may invest up to 20% of its total assets in equity securities of issuers (other than health care issuers) expected to benefit from the design, production or sale of products or services used for or in connection with health care or medicine.

The portfolio may invest up to 20% of its total assets in debt securities of U.S. or non-U.S. corporate and government issuers. Generally the portfolio acquires debt securities that are investment grade, but the portfolio may invest up to 5% of its net assets in below investment grade debt securities. Although investing in debt securities is not a principal investment strategy of the portfolio, the portfolio invests in debt securities when Pioneer believes they are consistent with the portfolio's investment objective or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

MANAGEMENT

PORTFOLIO MANAGER
Day-to-day management of the portfolio is the responsibility of a team of portfolio managers and analysts. The team manages other Pioneer mutual funds investing primarily in global securities. The team draws upon the research and investment management expertise of the global research team, which provides fundamental research on companies and buy and sell recommendations on equity securities, and Pioneer's affiliate, Pioneer Investment Management Limited.

John A. Carey, director of portfolio management and an executive vice president of Pioneer, supervises the team. Mr. Carey joined Pioneer as an analyst in 1979. MANAGEMENT FEE The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.75% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly.


DISTRIBUTIONS
The portfolio generally pays any distributions of net short- and long-term capital gains in June. The portfolio generally pays dividends from any net investment income in December. The portfolio may also pay dividends and capital gain distributions at other times if necessary for the portfolio to avoid federal income or excise tax.


FINANCIAL HIGHLIGHTS
Class II shares are a new class of shares; financial highlights are not currently available for Class II shares. Arthur Andersen LLP's report on the portfolio's audited financial statements as of December 31, 2001, for Class I shares appears in the portfolio's annual report which is incorporated by reference into the SAI. The annual report includes more information about the portfolio's performance and is available upon request.

BASIC INFORMATION ABOUT PIONEER GLOBAL INDUSTRIALS VCT PORTFOLIO


INVESTMENT OBJECTIVE
Capital growth.

PRINCIPAL INVESTMENT STRATEGIES
Normally, the portfolio invests at least 80% of its total assets in equity securities of U.S. and non-U.S. industrial products and services issuers. Equity securities include common stocks and other equity instruments such as convertible debt, depositary receipts, warrants, rights and preferred stocks. The portfolio may also purchase and sell forward foreign currency exchange contracts in connection with its investments.

The portfolio's holdings are likely to include companies involved in:
|X| infrastructure projects, such as road, airport and rail construction, and |X| delivery of products and services to industrial customers, such as industrial materials (chemicals, construction, paper and forest products), industrial or capital goods (aerospace and defense, building products, light and heavy machinery and electrical equipment) and industrial services (contract manufacturers, parts suppliers and subcontractors.)

The portfolio allocates its assets among issuers of U.S. and non-U.S. issuers. The portfolio may invest in securities of issuers located in developing and emerging economies or traded on developing securities markets. The portfolio's assets are allocated among securities of issuers located in at least three countries, one of which may be the United States.

The portfolio may invest in companies without regard to their market capitalizations, including large-capitalization companies with established track records and less established mid- or small-capitalization companies.

The portfolio uses a "growth" style of management and seeks to invest in companies with above average potential for earnings and revenue growth. To select growth stocks, Pioneer Investment Management, Inc., the portfolio's investment adviser, employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations. Pioneer relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. Pioneer focuses on the quality and price of individual issuers and economic sector analysis, not on market-timing strategies. Factors Pioneer looks for in selecting investments include:
|X| A sustainable competitive advantage such as a brand name, customer base, proprietary technology or economies of scale
|X| Issuer has strong fundamentals relative to its competitors, such as
    increasing or sustainable demand for its industrial products or services |X| Favorable expected returns relative to perceived risk

Pioneer generally sells a portfolio security when it believes that the issuer no longer offers the potential for above average earnings and revenue growth. Pioneer makes that determination based upon the same criteria it uses to select portfolio securities.

[text box: magnifier icon]
INDUSTRIAL PRODUCTS AND SERVICES
Industrial products and services issuers are companies that derive at least 50% of their revenues from the manufacture, distribution or service of products, equipment or materials used in the industrial sector or to develop or maintain a country's infrastructure.
[end text box]




PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
Even though the fund seeks capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if:
|X| The stock market goes down (this risk may be greater in the short term) |X| Growth stocks fall out of favor with investors
|X| The portfolio's investments do not have the growth potential originally expected

By investing primarily in industrial products and services, the portfolio has the risks associated with concentrating its investments in industries that are part of this sector. Issuers in which the portfolio invests may be affected by:
|X| Political developments, the level of economic activity and governmental and capital spending, labor relations and technical obsolescence
|X| Trade regulations and other restrictions on competition, and safety, environmental and other governmental regulations and litigation
|X| Pricing and availability of natural resources and commodities
|X| Fluctuating currency exchange rates

Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent that the portfolio invests in issuers in countries with emerging markets or if the portfolio invests a significant portion of its non-U.S. investments in one region. These risks may include:
|X| Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices
|X| Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, Pioneer may not be able to sell the portfolio's securities at times, in amounts and at prices it considers reasonable
|X| Adverse effect of currency exchange rates or controls on the value of the portfolio's investments
|X| The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession
|X| Economic, political and social developments may adversely affect the securities markets
|X| Withholding and other non-U.S. taxes may decrease the portfolio's return

To the extent that the portfolio invests in small- and mid-size companies, it will also have the risks associated with investing in these companies. Compared to large companies, smaller companies, and the market for their equity securities, are likely to:
|X| Be more sensitive to changes in the economy, earnings results and investor expectations
|X| Have more limited product lines and capital resources
|X| Experience sharper swings in market values
|X| Be harder to sell at the times and prices Pioneer thinks appropriate

The portfolio is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Being non-diversified may magnify the portfolio's losses from adverse events affecting a particular issuer.



THE PORTFOLIO'S PAST PERFORMANCE
Since the portfolio is newly organized, it does not disclose any performance information. The portfolio's performance will vary from year to year. Past performance does not necessarily indicate how a portfolio will perform in the future. As a shareowner, you may lose or make money on your investment.

FEES AND EXPENSES
These are the fees and expenses, based on estimated expenses for the portfolio's current fiscal year, you may pay if you invest in the portfolio. THESE FEES AND EXPENSES DO NOT INCLUDE ANY FEES OR SALES CHARGES IMPOSED BY A VARIABLE CONTRACT FOR WHICH THE PORTFOLIO IS AN INVESTMENT OPTION. IF THEY WERE INCLUDED, YOUR COSTS WOULD BE HIGHER. You should consult your insurance company's separate account prospectus or disclosure document for more information.

ANNUAL PORTFOLIO OPERATING EXPENSES
paid from the assets of the portfolio
as a percentage of average daily net assets   CLASS II
------------------------------------------------------
Management Fee                                0.75%
Distribution and Service (12b-1) Fee          0.25%
Other Expenses                                1.61%
Total Operating Expenses                      2.61%
Fee Waiver and Expense Limitation(1)         -1.11%
Net Expenses(1)                               1.50%
------------------------------------------------------

(1) The expenses in the table above reflect the expense limitation in effect through December 31, 2003 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 1.50% of the average daily net assets attributable to Class II shares; the portion of portfolio expenses attributable to Class I shares will be reduced only to the extent such expenses are reduced for Class II shares. Pioneer may subsequently recover reimbursed expenses (within three years of being incurred) from the portfolio if the expense ratio of the Class II shares is less than the expense limitation of the Class II shares. Each class will reimburse Pioneer no more than the amount by which that class' expenses were reduced. Any differences in the fee waiver and expense limitation among classes result from rounding in the daily calculation of a class' net assets and expense limit, which may exceed 0.01% annually. See the statement of additional information for details regarding the expense limitation agreement.

EXAMPLE
This example helps you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the portfolio for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the portfolio's gross operating expenses remain the same and e) Pioneer's expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

          NUMBER OF YEARS YOU OWN YOUR SHARES
          -----------------------------------
                                   1        3
---------------------------------------------
Class II                        $153     $706
---------------------------------------------

OTHER INVESTMENT STRATEGIES AND RELATED RISKS
As discussed, the portfolio invests primarily in equity securities of industrial products and services issuers.

This section describes additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

INVESTMENTS OTHER THAN EQUITY SECURITIES OF INDUSTRIAL PRODUCTS AND SERVICES ISSUERS
The portfolio may invest up to 20% of its total assets (at time of purchase) in the equity securities of issuers (other than industrial services and products issuers) expected to benefit from the design, production or sale of products or services related to industrial and infrastructure development.

The portfolio may invest up to 20% of its total assets in debt securities of U.S. or non-U.S. corporate and government issuers. Generally the portfolio acquires debt securities that are investment grade, but the portfolio may invest up to 5% of its net assets in below investment grade debt securities. The portfolio invests in debt securities when Pioneer believes they are consistent with the portfolio's investment objective or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

ECONOMIC MONETARY UNION (EMU)
On January 1, 1999, 11 European countries adopted a single currency - the euro. The conversion to the euro is being phased in over a three-year period. During this time, valuation, systems and other operational problems may occur in connection with the fund's investments quoted in the euro. For participating countries, EMU will mean sharing a single currency and single official interest rate and adhering to agreed upon limits on government borrowing. Budgetary decisions will remain in the hands of each participating country but will be subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate to maintain price stability within the euro zone.

EMU is driven by the expectation of a number of economic benefits, including lower transaction costs, reduced exchange risk, greater competition, and a broadening and deepening of European financial markets. However, there are a number of significant risks associated with EMU. Monetary and economic union on this scale has never been attempted before. There is a significant degree of uncertainty as to whether participating countries will remain committed to EMU in the face of changing economic conditions. This uncertainty may increase the volatility of European markets. If transition to the euro does not proceed as planned, or if a participating country were to withdraw from EMU, this could have a negative effect on the portfolio's non-U.S. investments.

MANAGEMENT

PORTFOLIO MANAGER
Day-to-day management of the fund's portfolio is the responsibility of a team of portfolio managers and analysts. The team manages other Pioneer mutual funds investing primarily in global securities. The team draws upon the research and investment management expertise of the global research team, which provides fundamental research on companies and buy and sell recommendations on equity securities, and Pioneer's affiliate, Pioneer Investment Management Limited.

John A. Carey, director of portfolio management and an executive vice president of Pioneer, supervises the team. Mr. Carey joined Pioneer as an analyst in 1979.

MANAGEMENT FEE
The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.75% of the portfolio's average daily net assets. This fee is normally computed daily and paid monthly.

DISTRIBUTIONS
The portfolio generally pays any distributions of net short- and long-term capital gains in June. The portfolio generally pays dividends from any net investment income in December. The portfolio may also pay dividend and capital gain distributions at other times if necessary for the portfolio to avoid federal income or excise tax.

BASIC INFORMATION ABOUT PIONEER GLOBAL TELECOMS VCT PORTFOLIO


INVESTMENT OBJECTIVE
Capital growth.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the portfolio invests at least 80% of its total assets in equity securities of U.S. and non-U.S. issuers in the telecommunications industry. Equity securities include common stocks and other equity instruments, such as convertible debt, depositary receipts, warrants, rights and preferred stocks. The portfolio may also purchase and sell forward foreign currency exchange contracts in connection with its investments.

The portfolio's holdings are likely to include the securities of issuers engaged in the research, development, manufacture or sale of communications equipment and associated products and services such as:
|X| Fiber optics, semiconductors and data transmission
|X| Traditional long-distance and local telephone operations
|X| Wireless and mobile communications networks, operations and services
|X| Local and wide area network operations
|X| Satellite, microwave and cable television operations
|X| Broadcasting

The portfolio allocates its assets among securities of U.S. and non-U.S. issuers. The portfolio may invest in securities of issuers located in developing and emerging economies or traded on developing securities markets. The portfolio's assets are allocated among securities of issuers located in at least three countries, one of which may be the United States.

The portfolio may invest in companies without regard to their market capitalizations, including large-capitalization companies with established track records and less established mid- or small-capitalization companies.

The portfolio uses a "growth" style of management and seeks to invest in companies with above average potential for earnings and revenue growth. To select growth stocks, Pioneer, the portfolio's investment adviser, employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations. Pioneer relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. Pioneer focuses on the quality and price of individual issuers and economic sector analysis, not on market-timing strategies. Factors Pioneer looks for in selecting investments include:
|X| A sustainable competitive advantage such as a brand name, customer base, proprietary technology or economies of scale
|X| Issuer has strong fundamentals relative to its competitors, such as increasing or sustainable demand for its telecommunications equipment or services
|X| Favorable expected returns relative to perceived risk

Pioneer generally sells a portfolio security when it believes that the issuer no longer offers the potential for above average earnings and revenue growth. Pioneer makes that determination based upon the same criteria it uses to select portfolio securities.

PORTFOLIO TURNOVER
The portfolio's annual portfolio turnover rate has exceeded 100%. A high portfolio turnover rate may result in high transaction costs that are borne by the portfolio and its shareholders and may increase your tax liability if these transactions result in income or gains. See "Financial highlights" for actual annual turnover rate.

[text box: magnifier icon]
TELECOMMUNICATIONS ISSUERS
Telecommunications issuers are companies that derive at least 50% of their revenues from providing research, development, manufacture or sale of communications equipment, products and services.
[end text box]


PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
Even though the portfolio seeks capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if:
|X| The stock market goes down (this risk may be greater in the short term) |X| Growth stocks fall out of favor with investors
|X| The portfolio's investments do not have the growth potential originally expected

By investing primarily in the securities of telecommunications issuers, the portfolio has the risks associated with concentrating its investments in industries that are part of the telecommunications sector, which includes the communications, broadcasting and communications equipment industries. Issuers in which the portfolio invests are likely to be:
|X| Subject to intense competition, which may result in slim or negative profit margins as the companies compete for market share, and extremely volatile stock prices
|X| Dependent upon technological innovation to obtain market advantages over competitors
|X| Subject to substantial government regulation controlling the types of services they can offer and the rates that they can charge for such services


Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent that the portfolio invests in issuers in countries with emerging markets or if the fund invests a significant portion of its non-U.S. investments in one region. These risks may include:

|X| Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices
|X| Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, Pioneer may not be able to sell the portfolio's investments at times, in amounts and at prices it considers reasonable
|X| Adverse effect of currency exchange rates or controls on the value of the portfolio's investments
|X| The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession
|X| Economic, political and social developments may adversely affect the securities markets
|X| Withholding and other non-U.S. taxes may decrease the portfolio's return

To the extent that the portfolio invests in small- and mid-size companies, it will also have the risks associated with investing in these companies. Compared to large companies, smaller companies, and the market for their equity securities, are likely to:
|X| Be more sensitive to changes in the economy, earnings results and investor expectations
|X| Have more limited product lines and capital resources
|X| Experience sharper swings in market values
|X| Be harder to sell at the times and prices Pioneer thinks appropriate

The portfolio is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified portfolio. Being non-diversified may magnify the portfolio's losses from adverse events affecting a particular issuer.


THE PORTFOLIO'S PAST PERFORMANCE
Since the portfolio is newly organized, it does not disclose any performance information. The portfolio's performance will vary from year to year. Past performance does not necessarily indicate how a portfolio will perform in the future. As a shareowner, you may lose or make money on your investment.


FEES AND EXPENSES
These are the fees and expenses, based on estimated expenses for the portfolio's current fiscal year, you may pay if you invest in the portfolio. THESE FEES AND EXPENSES DO NOT INCLUDE ANY FEES OR SALES CHARGES IMPOSED BY A VARIABLE CONTRACT FOR WHICH THE PORTFOLIO IS AN INVESTMENT OPTION. IF THEY WERE INCLUDED, YOUR COSTS WOULD BE HIGHER. You should consult your insurance company's separate account prospectus or disclosure document for more information.

ANNUAL PORTFOLIO OPERATING EXPENSES
paid from the assets of the portfolio
as a percentage of average daily net assets   CLASS II
------------------------------------------------------

Management Fee                                   0.75%
Distribution and Service (12b-1) Fee             0.25%
Other Expenses                                  69.20%
Total Operating Expenses                        70.20%
Fee Waiver and Expense Limitation(1)           (68.70)%
Net Expenses(1)                                  1.50%

------------------------------------------------------


(1) The expenses in the table above reflect the expense limitation in effect through December 31, 2002 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.25% of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares. Pioneer may subsequently recover reimbursed expenses from the portfolio if the portfolio's expense ratio is less than the expense limitation. Any differences in the fee waiver and expense limitation among classes result from rounding in the daily calculation of a class' net assets and expense limit, which may exceed 0.01% annually. See the statement of additional information for details regarding the expense limitation agreement.


EXAMPLE

This example helps you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the portfolio for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the portfolio's gross operating expenses remain the same and e) Pioneer's expense limitation is in effect for year one.


Although your actual costs may be higher or lower, under these assumptions your costs would be:

          NUMBER OF YEARS YOU OWN YOUR SHARES
          -----------------------------------

                                   1        3           5           10

---------------------------------------------

Class II                        $153     $6,754     7,553     7,663

---------------------------------------------

OTHER INVESTMENT STRATEGIES AND RELATED RISKS

As discussed, the portfolio invests primarily in equity securities of telecommunications issuers.

This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

INVESTMENTS OTHER THAN EQUITY SECURITIES OF TELECOMMUNICATIONS ISSUERS
The portfolio may invest up to 20% of its total assets in equity securities of issuers (other than telecommunications issuers) expected to benefit from the development, advancement or use of communications equipment, products or services.

The portfolio may invest up to 20% of its total assets in debt securities of U.S. or non-U.S. corporate and government issuers. Generally the portfolio acquires debt securities that are investment grade, but the portfolio may invest up to 5% of its net assets in below investment grade debt securities. Although investing in debt securities is not a principal investment strategy of the portfolio, the portfolio invests in debt securities when Pioneer believes they are consistent with the portfolio's investment objective or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

MANAGEMENT

PORTFOLIO MANAGER
Day-to-day management of the portfolio is the responsibility of a team of portfolio managers and analysts. The team manages other Pioneer mutual funds investing primarily in global securities. The team draws upon the research and investment management expertise of the global research team, which provides fundamental research on companies and buy and sell recommendations on equity securities, and Pioneer's affiliate, Pioneer Investment Management Limited.

John A. Carey, director of portfolio management and an executive vice president of Pioneer, supervises the team. Mr. Carey joined Pioneer as an analyst in 1979. MANAGEMENT FEE The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.75% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly.


DISTRIBUTIONS
The portfolio generally pays any distributions of net short- and long-term capital gains in June. The portfolio generally pays dividends from any net investment income in December. The portfolio may also pay dividends and capital gain distributions at other times if necessary for the portfolio to avoid federal income or excise tax.

BASIC INFORMATION ABOUT PIONEER GLOBAL VALUE VCT PORTFOLIO


INVESTMENT OBJECTIVE
Long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES
Normally, the portfolio invests at least 80% of its total assets in equity securities of U.S. and non-U.S. issuers. Equity securities include common stocks and other equity instruments, such as convertible debt, depositary receipts, warrants, rights and preferred stocks. The portfolio may also purchase and sell forward foreign currency exchange contracts in connection with its investments.

Although the portfolio has wide discretion in the geographic distribution of its investments, the portfolio consists of securities of issuers located in at least three countries, one of which may be the United States. The portfolio may invest up to 15% of its assets in securities of issuers located in emerging countries.

The portfolio does not limit its investments to companies in a particular capitalization range, but it generally focuses its investments in mid- and large-capitalization companies.

Pioneer Investment Management, Inc., the portfolio's investment adviser, determines the allocation of the portfolio's investments between U.S. and non-U.S. securities and manages the portfolio's U.S. investments. In allocating the portfolio's investments, Pioneer considers the weightings in the MSCI All Country World Free Index and global economic and market conditions. Pioneer has engaged Mercury Advisors as the portfolio's investment subadviser. The subadviser manages the portfolio's non-U.S. investments.

Pioneer and the subadviser use a value approach to select the portfolio's investments. Using this investment style, they seek securities selling at reasonable prices or substantial discounts to their underlying values and then hold these securities until the market values reflect their intrinsic values. They evaluate a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making their assessments, Pioneer and the subadviser employ due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style. They may also consider a security's potential to provide a reasonable amount of income. Pioneer and the subadviser rely on the knowledge, experience and judgment of their respective staffs who have access to a wide variety of research. They focus on the quality and price of individual issuers, not on market-timing strategies. Factors Pioneer and the subadviser look for in selecting investments include:
|X| Favorable expected returns relative to perceived risk
|X| Above average potential for earnings and revenue growth
|X| Low market valuations relative to earnings forecast, book value, cash flow and sales
|X| A sustainable competitive advantage, such as a brand name, customer base, proprietary technology or economies of scale

In allocating the portfolio's investments among non-U.S. countries, the subadviser considers a particular country's economic growth potential, currency and taxation factors and other political and financial factors that affect investment climate. Within particular countries, in addition to the factors above, the subadviser considers the condition and growth potential of industry sectors to select what it believes are attractively valued companies within those sectors.

[text box: magnifier icon]
NON-U.S. ISSUERS
A non-U.S. issuer:
|X| Is organized under the laws of a non-U.S. country;
|X| Trades its securities primarily in a non-U.S. market; or |X| During one of the last two fiscal years, derived at least 50% of its gross revenues or profits from goods or services produced in non-U.S. markets or sales made in non-U.S. markets.
[end text box]



PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
Even though the portfolio seeks long-term capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if:
|X| The U.S. or non-U.S. stock markets go down or perform poorly relative to other investments (this risk may be greater in the short term)
|X| Value stocks fall out of favor with investors
|X| The portfolio's assets remain undervalued or do not have the potential value originally expected

Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Some of these risks do not apply to larger, more developed markets. These risks are more pronounced to the extent that the portfolio invests in issuers in countries with emerging markets or if the portfolio invests a significant portion of its non-U.S. investments in one region. These risks may include:
|X| Less information about non-U.S. issuers or markets may be available due to
    less rigorous disclosure or accounting standards or regulatory practices |X| Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, the subadviser may not be able to sell the portfolio's securities at times, in amounts and at prices it considers reasonable
|X| Adverse effect of currency exchange rates or controls on the value of the portfolio's investments
|X| The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession
|X| Economic, political and social developments may adversely affect the securities markets
|X| Withholding and other non-U.S. taxes may decrease the portfolio's return

To the extent that the portfolio invests in mid-size companies, it will also have the risks associated with investing in these companies. Compared to large companies, smaller companies, and the market for their equity securities, are likely to:
|X| Be more sensitive to changes in the economy, earnings results and investor expectations |X| Have more limited product lines and capital resources |X| Experience sharper swings in market values |X| Be harder to sell at the times and prices Pioneer or the subadviser thinks appropriate



THE PORTFOLIO'S PAST PERFORMANCE
Since the portfolio is newly organized, it does not disclose any performance information. The portfolio's performance will vary from year to year. Past performance does not necessarily indicate how a portfolio will perform in the future. As a shareowner, you may lose or make money on your investment.

FEES AND EXPENSES
These are the fees and expenses, based on estimated expenses for the portfolio's current fiscal year, you may pay if you invest in the portfolio. THESE FEES AND EXPENSES DO NOT INCLUDE ANY FEES OR SALES CHARGES IMPOSED BY A VARIABLE CONTRACT FOR WHICH THE PORTFOLIO IS AN INVESTMENT OPTION. IF THEY WERE INCLUDED, YOUR COSTS WOULD BE HIGHER. You should consult your insurance company's separate account prospectus or disclosure document for more information.

ANNUAL PORTFOLIO OPERATING EXPENSES
paid from the assets of the portfolio
as a percentage of average daily net assets   CLASS II
------------------------------------------------------
Management Fee                                   0.75%
Distribution and Service (12b-1) Fee             0.25%
Other Expenses                                   1.58%
Total Operating Expenses                         2.58%
Fee Waiver and Expense Limitation(1)            (1.08)%
Net Expenses(1)                                  1.50%
------------------------------------------------------

(1) The expenses in the table above reflect the expense limitation in effect through December 31, 2003 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 1.50% of the average daily net assets attributable to Class II shares; the portion of portfolio expenses attributable to Class I shares will be reduced only to the extent such expenses are reduced for Class II shares. Pioneer may subsequently recover reimbursed expenses (within three years of being incurred) from the portfolio if the expense ratio of the Class II shares is less than the expense limitation of the Class II shares. Each class will reimburse Pioneer no more than the amount by which that class' expenses were reduced. Any differences in the fee waiver and expense limitation among classes result from rounding in the daily calculation of a class' net assets and expense limit, which may exceed 0.01% annually. See the statement of additional information for details regarding the expense limitation agreement.

EXAMPLE
This example helps you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the portfolio for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the portfolio's gross operating expenses remain the same and e) Pioneer's expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

          NUMBER OF YEARS YOU OWN YOUR SHARES
          -----------------------------------
                                   1        3
---------------------------------------------
Class II                        $153     $700
---------------------------------------------

OTHER INVESTMENT STRATEGIES AND RELATED RISKS
As discussed, the portfolio invests primarily in U.S. and non-U.S. equity securities to seek long-term capital growth.

This section describes additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

INVESTMENTS OTHER THAN U.S. AND NON-U.S. EQUITY SECURITIES
The portfolio may invest up to 20% of its total assets in debt securities, cash and cash equivalents. The debt securities may be issued by U.S. or non-U.S. corporate and government issuers. Generally the portfolio acquires debt securities that are investment grade, but the portfolio may invest up to 5% of its net assets in below investment grade convertible debt securities. The portfolio invests in debt securities when Pioneer or the subadviser believes they are consistent with the portfolio's investment objective, to diversify the portfolio or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio's portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer or the subadviser. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

ECONOMIC MONETARY UNION (EMU)
On January 1, 1999, 11 European countries adopted a single currency - the euro. The conversion to the euro is being phased in over a three-year period. During this time, valuation, systems and other operational problems may occur in connection with the fund's investments quoted in the euro. For participating countries, EMU will mean sharing a single currency and single official interest rate and adhering to agreed upon limits on government borrowing. Budgetary decisions will remain in the hands of each participating country but will be subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate to maintain price stability within the euro zone.

EMU is driven by the expectation of a number of economic benefits, including lower transaction costs, reduced exchange risk, greater competition, and a broadening and deepening of European financial markets. However, there are a number of significant risks associated with EMU. Monetary and economic union on this scale has never been attempted before. There is a significant degree of uncertainty as to whether participating countries will remain committed to EMU in the face of changing economic conditions. This uncertainty may increase the volatility of European markets. If transition to the euro does not proceed as planned, or if a participating country were to withdraw from EMU, this could have a negative effect on the portfolio's non-U.S. investments.

MANAGEMENT

THE INVESTMENT SUBADVISER
Mercury Advisors (and its affiliates) had approximately $529 billion in assets under management as of December 31, 2001. Mercury Advisors provides investment management services internationally for institutional and private clients, including approximately 200 registered investment companies. Mercury Advisors is registered as an investment adviser with the Securities and Exchange Commission and is regulated by the Investment Management Regulatory Organisation Limited in the UK. Its main office is at 33 King William Street, London EC4R 9AS, England.


PORTFOLIO MANAGER
Day-to-day management of the portfolio's U.S. investment portfolio is the responsibility of John A. Carey, portfolio manager, and Walter Hunnewell, Jr., assistant portfolio manager. Mr. Carey and Mr. Hunnewell are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. Mr. Carey and Mr. Hunnewell may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Carey is the head of portfolio management and an executive vice president of Pioneer. Mr. Carey joined Pioneer as an analyst in 1979. Mr. Hunnewell is a vice president of Pioneer. He joined Pioneer in August 2001 and has been an investment professional since 1985. Prior to joining Pioneer, Mr. Hunnewell was an independent investment manager and a fiduciary of private asset portfolios from 2000 to 2001. He was a global equity analyst with Putnam Investments from 1994 to 1999.

Day-to-day management of the portfolio's non-U.S. investment portfolio is the responsibility of James A. Macmillan, who has been a portfolio manager of the subadviser or its affiliates since 1993. Mr. Macmillan, managing director, is a member of the subadviser's London-based international value investment team. Other senior professionals on the team include Hu Aarts, director, who has been a portfolio manager with the subadviser or its affiliates since 1995, and Rob Weatherston, vice president, who has been a portfolio manager with the subadviser or its affiliates since 1996. This team provides research and investment management for the portfolio and other clients of the subadviser investing in non-U.S. equities.

MANAGEMENT FEE
The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.75% of the portfolio's average daily net assets.

DISTRIBUTIONS
The portfolio generally pays any distributions of net short- and long-term capital gains in June. The portfolio generally pays dividends from any net investment income quarterly during March, June, September and December. The portfolio may also pay dividend and capital gain distributions at other times if necessary for the portfolio to avoid federal income or excise tax.

BASIC INFORMATION ABOUT INTERNATIONAL VALUE VCT PORTFOLIO



INVESTMENT OBJECTIVE
Long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the portfolio invests at least 80% of its total assets in equity securities of non-U.S. issuers. These issuers may be located in both developed and emerging markets. Generally, the portfolio's investments in any country are limited to 25% or less of its total assets. However, the portfolio may invest more than 25% of its assets in issuers organized in Japan or the United Kingdom or in securities quoted or denominated in the currencies of those countries. Equity securities include common stocks and other equity instruments, such as convertible debt, depositary receipts, warrants, rights and preferred shares. The portfolio may also purchase and sell forward foreign currency exchange contracts in non-U.S. currencies in connection with its investments.


Pioneer, the portfolio's investment adviser, uses a value approach to select the portfolio's investments. Using this investment style, Pioneer seeks securities selling at reasonable prices or substantial discounts to their underlying values and holds these securities until the market values reflect their intrinsic values. Pioneer evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings and revenue growth, employing a bottom-up analytical style. In making that assessment, Pioneer employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations. Pioneer relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors Pioneer looks for in selecting investments include:

|X| Favorable expected returns relative to perceived risk
|X| Low market valuations relative to earnings forecast, book value, cash flow and sales
|X| Turnaround potential for companies that have been through difficult periods |X| Issuer's industry has strong fundamentals, such as increasing or sustainable demand and barriers to entry
|X| Management with demonstrated ability and commitment to the company
|X| Low debt levels relative to equity

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
Even though the portfolio seeks long-term capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if:

|X| The non-U.S. stock markets go down or perform poorly relative to U.S. stock markets (this risk may be greater in the short term)
|X| Securities of non-U.S. issuers or value stocks fall out of favor with investors
|X| The market continues to undervalue the securities in the portfolio or the securities in the portfolio turn out not to be undervalued

Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Some of these risks do not apply to the larger, more developed markets. These risks are more pronounced to the extent the portfolio invests in issuers in countries with emerging markets or if the portfolio invests significantly in one country. These risks may include:

|X| Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices
|X| Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, Pioneer may not be able to sell the portfolio's investments at times, in amounts and at prices it considers reasonable
|X| Adverse effect of currency exchange rates or controls on the value of the portfolio's investments
|X| The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession
|X| Economic, political or social developments may adversely affect the securities markets
|X| Withholding and other non-U.S. taxes may decrease the portfolio's return

[text box]
INTERNATIONAL INVESTING


The portfolio invests primarily in the securities of issuers that are organized and have their principal offices outside the United States.

[end text box]

THE PORTFOLIO'S PAST PERFORMANCE
The bar chart and table indicate the risks of investing in the portfolio by showing how the portfolio has performed in the past. The portfolio's performance will vary from year to year.

The portfolio's past performance does not necessarily indicate how it will perform in the future. As a shareowner, you may lose or make money on your investment.

----------------------------------------------------------------------

PORTFOLIO PERFORMANCE

The chart shows the performance of the portfolio's Class I shares for each full calendar year since the portfolio's inception on March 1, 1995. The chart does not reflect any fees or expenses payable with respect to a Variable Contract. Such fees and expenses will reduce your return. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expenses. Class II shares are subject to a 0.25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.


THE HIGHEST CALENDAR QUARTERLY RETURN WAS 28.92% (9/30/99 TO 12/31/99). THE LOWEST CALENDAR QUARTERLY RETURN WAS -21.44% (6/30/98 TO 9/30/98).


ANNUAL RETURN CLASS I SHARES
(Year ended December 31)

'96       8.54
'97       4.87
'98      -3.32
'99      44.38
'00     -22.50
'01     -23.74
-----------------------------------------------------------------------------

COMPARISON WITH THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) ALL COUNTRY (AC) WORLD FREE EX USA INDEX
The table shows the average annual total returns of the portfolio's Class I shares over time and compares these returns to the returns of the MSCI AC World Free ex USA Index. This index is a widely recognized capitalization-weighted index of stocks traded in securities markets outside of the U.S. Unlike the portfolio, the index is not managed and does not incur expenses. The table assumes:
|X| The sale of the shares at the end of the period
|X| Reinvestment of all dividends and distributions

AVERAGE ANNUAL TOTAL RETURN (%)
(for periods ended December 31, 2001)
-----------------------------------------------------------------------
                                                   SINCE      INCEPTION
                      1 YEAR      5 YEARS      INCEPTION           DATE
-----------------------------------------------------------------------
Class I               -23.74        -2.86          0.53          3/1/95
-----------------------------------------------------------------------
MSCI AC World Free ex
USA Index             -19.50        0.89            3.81             --
-----------------------------------------------------------------------

FEES AND EXPENSES
These are the fees and expenses, based on estimated expenses for the portfolio's current fiscal year, you may pay if you invest in the portfolio. THESE FEES AND EXPENSES DO NOT INCLUDE ANY FEES OR SALES CHARGES IMPOSED BY A VARIABLE CONTRACT FOR WHICH THE PORTFOLIO IS AN INVESTMENT OPTION. IF THEY WERE INCLUDED, YOUR COSTS WOULD BE HIGHER. You should consult your insurance company's separate account prospectus or disclosure document for more information.

ANNUAL PORTFOLIO OPERATING EXPENSES
paid from the assets of the portfolio
as a percentage of average daily net assets   CLASS II
------------------------------------------------------

Management Fee                                   1.00%
Distribution and Service (12b-1) Fee             0.25%
Other Expenses                                   0.38%
Total Operating Expenses                         1.63%

------------------------------------------------------

EXAMPLE
This example helps you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the portfolio for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year and d) the portfolio's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

          NUMBER OF YEARS YOU OWN YOUR SHARES
          -----------------------------------

                1        3            5             10

---------------------------------------------

Class II      $166     $514           887         1,933



OTHER INVESTMENT STRATEGIES AND RELATED RISKS
As discussed, the portfolio invests primarily in non-U.S. equity securities to seek long-term capital growth.

This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

INVESTMENTS OTHER THAN EQUITY SECURITIES
The portfolio may invest up to 20% of its total assets in debt securities. The debt securities may be issued by U.S. or non-U.S. corporate and government issuers. Generally the portfolio acquires debt securities that are investment grade, but the portfolio may invest up to 5% of its net assets in below investment grade convertible debt securities. The portfolio invests in debt securities when Pioneer believes they are consistent with the portfolio's investment objective, to diversify the portfolio or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

ECONOMIC MONETARY UNION (EMU)

On January 1, 1999, 11 European countries adopted a single currency - the euro. The conversion to the euro is being phased in over a three-year period. During this time, valuation, systems and other operational problems may occur in connection with the fund's investments quoted in the euro. For participating countries, EMU will mean sharing a single currency and single official interest rate and adhering to agreed upon limits on government borrowing. Budgetary decisions will remain in the hands of each participating country but will be subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate to maintain price stability within the euro zone.

EMU is driven by the expectation of a number of economic benefits, including lower transaction costs, reduced exchange risk, greater competition, and a broadening and deepening of European financial markets. However, there are a number of significant risks associated with EMU. Monetary and economic union on this scale has never been attempted before. There is a significant degree of uncertainty as to whether participating countries will remain committed to EMU in the face of changing economic conditions. This uncertainty may increase the volatility of European markets. If transition to the euro does not proceed as planned, or if a participating country were to withdraw from EMU, this could have a negative effect on the portfolio's non-U.S. investments.



PORTFOLIO TURNOVER
The portfolio's annual portfolio turnover rate has exceeded 100%. A high portfolio turnover rate may result in high transaction costs that are borne by the portfolio and its shareholders. See "Financial highlights" for actual turnover rates.

MANAGEMENT

PORTFOLIO MANAGER

Day-to-day management of the portfolio is the responsibility of a team of portfolio managers and analysts. The team manages other Pioneer mutual funds investing primarily in international securities. The team draws upon the research and investment management expertise of the global research team, which provides fundamental research on companies and buy and sell recommendations on equity securities, and Pioneer's affiliate, Pioneer Investment Management Limited.

John A. Carey, director of portfolio management and an executive vice president of Pioneer, supervises the team. Mr. Carey joined Pioneer as an analyst in 1979.


MANAGEMENT FEE
The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 1.00% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly.

DISTRIBUTIONS
The portfolio generally pays any distributions of net short- and long-term capital gains in June. The portfolio generally pays dividends from any net investment income in December. The portfolio may also pay dividends and capital gain distributions at other times if necessary for the portfolio to avoid federal income or excise tax.

FINANCIAL HIGHLIGHTS

Class II shares are a new class of shares; financial highlights are not currently available for Class II shares. Arthur Andersen LLP's report on the portfolio's audited financial statements as of December 31, 2001, for Class I shares appears in the portfolio's annual report which is incorporated by reference into the SAI. The annual report includes more information about the portfolio's performance and is available upon request.

BASIC INFORMATION ABOUT PIONEER SCIENCE & TECHNOLOGY VCT PORTFOLIO


INVESTMENT OBJECTIVE
Capital growth.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the portfolio invests at least 80% of its total assets in equity securities of issuers Pioneer expects to benefit from the development, advancement or use of science or technology. Equity securities include common stocks and other equity instruments, such as convertible debt, depositary receipts, warrants, rights and preferred stocks.


The portfolio has the flexibility to invest in any issuer or industry that Pioneer believes will benefit from the development, advancement or use of science or technology. The portfolio's holdings are likely to include securities of issuers from industries directly related to technological and scientific development such as:

|X| computer hardware or software, including related products, components and networking systems
|X| internet and related services
|X| telecommunications
|X| media and information services
|X| medical services, healthcare and biotechnology

The portfolio's holdings may include securities of issuers from industries outside the technology and science industries if Pioneer believes such issuers may benefit from the use of scientific or technological discoveries and developments.

The portfolio may invest in large-capitalization companies with established track records or less established mid- or small-capitalization companies.

The portfolio may invest in equity securities of U.S. and non-U.S. issuers. The portfolio will not invest more than 5% of its total assets in the securities of emerging markets issuers.

The portfolio uses a "growth" style of management and seeks to invest in companies with above average potential for earnings and revenue growth. To select growth stocks, Pioneer employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations. Pioneer relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. Pioneer focuses on the quality and price of individual issuers and economic sector analysis, not on market-timing strategies. Factors Pioneer looks for in selecting investments include:


|X| Issuer has strong fundamentals relative to its industry, such as increasing or sustainable demand and barriers to entry

|X| Issuers in countries expected to have economic and market environments that
    will support the development, advancement or use of science and technology |X| Market leadership in a company's primary products and services
|X| Favorable expected returns relative to perceived risk
|X| A sustainable competitive advantage such as a brand name, customer base, proprietary technology or economies of scale
|X| Estimated private market value in excess of current stock price. Private market value is the price an independent investor would pay to own the entire company


Pioneer generally sells a portfolio security when it believes that the issuer no longer offers the potential for above average earnings and revenue growth. Pioneer makes that determination based upon the same criteria it uses to select portfolio securities.


PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
Even though the portfolio seeks capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if:

|X| The stock market goes down (this risk may be greater in the short term) |X| Growth or science and technology stocks fall out of favor with investors |X| The portfolio's investments do not have the growth potential originally expected

The portfolio also has the risks associated with its focus on investing in securities of issuers in the rapidly changing fields of science or technology. Compared to issuers in more developed market sectors, issuers that focus on science and technology, and the market for their equity securities, may:

|X| Experience unusually high price volatility, both in terms of gains and losses and, as a result, have the potential for wide variations in performance due to the special risks associated with these stocks
|X| Market products or services that at first appear promising but that do not prove commercially successful or that become obsolete more quickly than anticipated
|X| Be adversely affected by developing government regulation and policies

AN INVESTMENT IN THE PORTFOLIO MAY ALSO INVOLVE A HIGH DEGREE OF RISK TO
THE EXTENT THAT THE PORTFOLIO INVESTS IN NON-U.S. ISSUERS. Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent that the portfolio invests in issuers in emerging markets or focuses its non-U.S. investments in one region. These risks may include:

|X| Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices
|X| Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, Pioneer may not be able to sell the portfolio's investments at times, in amounts and at prices it considers reasonable
|X| Adverse effect of currency exchange rates or controls on the value of the portfolio's investments
|X| The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession
|X| Economic, political and social developments may adversely affect the securities markets
|X| Withholding and other non-U.S. taxes may decrease the portfolio's return

To the extent that the portfolio invests in small- and mid-size companies, it will also have the risks associated with investing in these companies. Compared to large companies, smaller companies, and the market for their equity securities, are likely to:

|X| Be more sensitive to changes in the economy, earnings results and investor expectations
|X| Have more limited product lines and capital resources
|X| Experience sharper swings in market values
|X| Be harder to sell at the times and prices Pioneer thinks appropriate

The portfolio is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified portfolio. Being non-diversified may magnify the portfolio's losses from adverse events affecting a particular issuer.

THE PORTFOLIO'S PAST PERFORMANCE

 The chart shows the performance of the portfolio's Class I shares for each full calendar year since the portfolio's inception on May 1, 2000. The chart does not reflect any fees or expenses payable with respect to a Variable Contract. Such fees and expenses will reduce your return.

THE HIGHEST CALENDAR QUARTERLY RETURN WAS 42.74% (9/30/01 TO 12/31/01). THE LOWEST CALENDAR QUARTERLY RETURN WAS -39.73% (6/30/01 TO 9/30/01). ANNUAL RETURN CLASS I SHARES
(Year ended December 31)

'01            -31.70
-----------------------------------------------------------------------------

COMPARISON WITH THE STANDARD & POOR'S 500 INDEX AND THE NASDAQ COMPOSITE INDEX The table shows the average annual total returns of the portfolio's Class I shares over time and compares these returns to the returns of the Nasdaq Composite Index. The Nasdaq Composite Index is a capitalization-weighted index based on the total market value of all the issues that compose it. It reflects the performance of more than 4,000 companies. Unlike the portfolio, the index is not managed and does not incur expenses. The table assumes:
|X| The sale of the shares at the end of the period
|X| Reinvestment of all dividends and distributions

AVERAGE ANNUAL TOTAL RETURN (%)
(for periods ended December 31, 2001)
----------------------------------------------------------
                                         SINCE   INCEPTION
                         1 YEAR      INCEPTION        DATE
------------------------------------------------------ ---
Class I                  -31.70         -33.10      5/1/00
----------------------------------------------------------
Nasdaq Composite Index   -21.05         -33.61          --
------------------------------------------------------- --




FEES AND EXPENSES
These are the fees and expenses, based on estimated expenses for the portfolio's current fiscal year, you may pay if you invest in the portfolio. THESE FEES AND EXPENSES DO NOT INCLUDE ANY FEES OR SALES CHARGES IMPOSED BY A VARIABLE CONTRACT FOR WHICH THE PORTFOLIO IS AN INVESTMENT OPTION. IF THEY WERE INCLUDED, YOUR COSTS WOULD BE HIGHER. You should consult your insurance company's separate account prospectus or disclosure document for more information.

ANNUAL PORTFOLIO OPERATING EXPENSES
paid from the assets of the portfolio
as a percentage of average daily net assets   CLASS II
------------------------------------------------------
Management Fee                                   0.75%
Distribution and Service (12b-1) Fee             0.25%
Other Expenses                                   1.36%
Total Operating Expenses                         2.36%
Fee Waiver and Expense Limitation(1)            (0.86)%
Net Expenses(1)                                  1.50%
------------------------------------------------------


(1) The expenses in the table above reflect the expense limitation in effect through December 31, 2001 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.25% of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares. Any differences in the fee waiver and expense limitation among classes result from rounding in the daily calculation of a class' net assets and expense limit, which may exceed 0.01% annually. See the statement of additional information for details regarding the expense limitation agreement.


EXAMPLE
This example helps you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the portfolio for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the portfolio's operating expenses remain the same and e) Pioneer's expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

          NUMBER OF YEARS YOU OWN YOUR SHARES
          -----------------------------------

                1        3       5         10

---------------------------------------------

Class II      $153     $655     1,184     2,633

---------------------------------------------

OTHER INVESTMENT STRATEGIES AND RELATED RISKS
As discussed, the portfolio invests primarily in equity securities of issuers expected to benefit from the development, advancement or use of science and technology.

This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

DEBT SECURITIES
The portfolio may invest the balance of its assets in debt securities of U.S. corporate and governmental issuers. Generally, the portfolio may acquire debt securities that are investment grade, but the portfolio may invest up to 5% of its net assets in lower quality debt securities including below investment grade convertible debt securities. The portfolio invests in debt securities when Pioneer believes that they are consistent with the portfolio's investment objective or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve a greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic instability, than higher quality debt securities.

MANAGEMENT

PORTFOLIO MANAGER

Day-to-day management of the portfolio is the responsibility of co-managers Thomas A. Crowley (lead manager), Kenneth G. Fuller and Robert C. Junkin. The co-managers are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. The co-managers may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Crowley is a vice president of Pioneer. He joined Pioneer in 1996 as an analyst. Prior to joining Pioneer, Mr. Crowley was an electrical engineer for GTE from 1989 to 1996. Mr. Fuller is a senior vice president of Pioneer. He joined Pioneer in October 1999 and has been an investment professional since 1975. Prior to joining Pioneer, Mr. Fuller was a principal and analyst at Manley Fuller Asset Management from 1994 to 1999. Mr. Junkin, a vice president of Pioneer, joined Pioneer in 1997 as an analyst and has been an investment professional since 1993. Prior to joining Pioneer, Mr. Junkin was a vice president and analyst at ABN AMRO from 1995 to 1996. John A. Carey, the head of portfolio management and an executive vice president of Pioneer, supervises the co-managers and the domestic equity team. Mr. Carey joined Pioneer as an analyst and has been an investment professional since 1979.


MANAGEMENT FEE
The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.75% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly.

DISTRIBUTIONS
The portfolio generally pays any distributions of net short- and long-term capital gains in June. The portfolio generally pays dividends from any net investment income in December. The portfolio may also pay dividends and capital gain distributions at other times if necessary for the portfolio to avoid federal income or excise tax.


FINANCIAL HIGHLIGHTS

Class II shares are a new class of shares; financial highlights are not currently available for Class II shares. Arthur Andersen LLP's report on the portfolio's audited financial statements as of December 31, 2001, for Class I shares appears in the portfolio's annual report which is incorporated by reference into the SAI. The annual report includes more information about the portfolio's performance and is available upon request.

BASIC INFORMATION ABOUT PIONEER STRATEGIC INCOME VCT PORTFOLIO


INVESTMENT OBJECTIVE
A high level of current income.

PRINCIPAL INVESTMENT STRATEGIES
Normally, the portfolio invests at least 80% of its total assets in debt securities. The portfolio has the flexibility to invest in a broad range of issuers and segments of the debt securities market. Pioneer , the portfolio's investment adviser, allocates the portfolio's investments among the following three segments of the debt markets:

|X| Below investment grade (high yield) securities of U.S. and non-U.S. issuers |X| Investment grade securities of U.S. issuers
|X| Investment grade securities of non-U.S. issuers

Pioneer's allocations among these segments of the debt markets depend upon its outlook for economic, interest rate and political trends.

The portfolio invests primarily in:

|X| Debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or non-U.S. governmental entities
|X| Debt securities of U.S. and non-U.S. corporate issuers
|X| Mortgage-backed and asset-backed securities

The portfolio's investments may have fixed or variable principal payments and all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features. The portfolio invests in securities with a broad range of maturities.

Depending upon Pioneer's allocation among market segments, up to 70% of the portfolio's total assets may be in debt securities rated below investment grade at the time of purchase or determined to be of equivalent quality by Pioneer. Up to 20% of the portfolio's total assets may be invested in debt securities rated below CCC by Standard & Poor's Ratings Group or the equivalent by another nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

Depending upon Pioneer's allocation among market segments, up to 85% of the portfolio's total assets may be in debt securities of non-U.S. corporate and governmental issuers, including debt securities of corporate and governmental issuers in emerging markets. Non-U.S. investments include securities issued by non-U.S. governments, banks or corporations and certain supranational organizations, such as the World Bank and the European Union.

Pioneer considers both broad economic factors and issuer specific factors in selecting a portfolio designed to achieve the portfolio's investment objective. In assessing the appropriate maturity, rating, sector and country weightings of the portfolio, Pioneer considers a variety of factors that are expected to influence economic activity and interest rates. These factors include fundamental economic indicators, such as the rates of economic growth and inflation, Federal Reserve monetary policy and the relative value of the U.S. dollar compared to other currencies. Once Pioneer determines the preferable portfolio characteristics, Pioneer selects individual securities based upon the terms of the securities (such as yields compared to U.S. Treasuries or comparable issues), liquidity and rating, sector and issuer diversification. Pioneer also employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, to assess an issuer's credit quality, taking into account financial condition and profitability, future capital needs, potential for change in rating, industry outlook, the competitive environment and management ability. In making these portfolio decisions, Pioneer relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
Even though the portfolio seeks a high level of current income, you could lose money on your investment, or the portfolio could fail to generate current income, if:
|X| Interest rates go up, causing the value of the portfolio's investments to decline

[text box]
BELOW INVESTMENT GRADE DEBT SECURITIES

A debt security is below investment grade if it is rated BB or lower by Standard & Poor's Ratings Group or the equivalent rating by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer.
[end text box]

|X| The issuer of a security owned by the portfolio defaults on its obligation to pay principal and/or interest or has its credit rating downgraded
|X| During periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the portfolio to reinvest in lower yielding securities. This is known as call or prepayment risk

|X| During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk

|X| Pioneer's judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect

To the extent the portfolio invests significantly in asset-backed and mortgage-related securities, its exposure to prepayment and extension risks may be greater than if it invested in other fixed income securities.

INVESTMENT IN HIGH YIELD SECURITIES INVOLVES SUBSTANTIAL RISK OF LOSS. These securities are considered speculative with respect to the issuer's ability to pay interest and principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities. For these reasons, your investment in the portfolio is subject to the following specific risks:

|X| Increased price sensitivity to changing interest rates and deteriorating economic environment
|X| Greater risk of loss due to default or declining credit quality
|X| Adverse company specific events are more likely to render the issuer unable to make interest and/or principal payments
|X| A negative perception of the high yield market develops, depressing the price and liquidity of high yield securities. This negative perception could last for a significant period of time

Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Some of these risks do not apply to larger, more developed markets. These risks are more pronounced to the extent the portfolio invests in issuers in countries with emerging markets or if the portfolio invests significantly in one country. These risks may include:

|X| Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices
|X| Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, Pioneer may not be able to sell the portfolio's investments at times, in amounts and at prices it considers reasonable
|X| Adverse effect of currency exchange rates or controls on the value of the portfolio's investments
|X| The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession
|X| Economic, political and social developments may adversely affect the securities markets
|X| Non-U.S. governmental obligations involve the risk of debt moratorium, repudiation or renegotiation and the portfolio may be unable to enforce its rights against the issuers

THE PORTFOLIO'S PAST PERFORMANCE
The bar chart and table indicate the risks of investing in the portfolio by showing how the portfolio has performed in the past. The portfolio's performance will vary from year to year.

The portfolio's past performance does not necessarily indicate how it portfolio will perform in the future. As a shareowner, you may lose or make money on your investment.

-----------------------------------------------------------------------

PORTFOLIO PERFORMANCE

The chart shows the performance of the portfolio's Class I shares for each full calendar year since the portfolio's inception on July 29, 1999. The chart does not reflect any fees or expenses payable with respect to a Variable Contract. Such fees and expenses will reduce your return. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expenses. Class II shares are subject to a 0.25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.


THE HIGHEST CALENDAR QUARTERLY RETURN WAS 2.03% (9/30/00 TO 12/31/00) THE LOWEST CALENDAR QUARTERLY RETURN WAS -0.12% (12/31/99 TO 3/31/00)

ANNUAL RETURN CLASS I SHARES
(Year ended December 31)

'00       4.51
'01       6.90
-----------------------------------------------------------------------

COMPARISON WITH LEHMAN BROTHERS U.S. UNIVERSAL INDEX AND THE LEHMAN BROTHERS AGGREGATE BOND INDEX
The table shows the average annual total returns of the portfolio's Class I shares over time and compares these returns to the returns of the Lehman Brothers U.S. Universal Index and the Lehman Brothers Aggregate Bond Index. The Lehman Brothers U.S. Universal Index is the union of the U.S. Aggregate Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging markets Index, the non-ERISA portion of the CMBS Index and the CMBS High Yield Index. Municipal debt, private placements and non-dollar-denominated issues are excluded. The Lehman Brothers Aggregate Bond Index is a measure of Treasury and agency issues, corporate bond issues and mortgage-backed securities. Unlike the portfolio, the indices are not managed and do not incur expenses. The table assumes:
|X| The sale of the shares at the end of the period
|X| Reinvestment of all dividends and distributions

AVERAGE ANNUAL TOTAL RETURN (%)
(for periods ended December 31, 2001)
-----------------------------------------------------
                                      SINCE      INCEPTION
                      1 YEAR      INCEPTION           DATE
-----------------------------------------------------
Class I                 6.90           4.97         7/29/99
-----------------------------------------------------
Lehman Brothers
U.S. Universal Index    8.10           8.23              --

Lehman Brothers
Aggregate Bond Index    8.44           8.67              --

FEES AND EXPENSES
These are the fees and expenses, based on estimated expenses for the portfolio's current fiscal year, you may pay if you invest in the portfolio. THESE FEES AND EXPENSES DO NOT INCLUDE ANY FEES OR SALES CHARGES IMPOSED BY A VARIABLE CONTRACT FOR WHICH THE PORTFOLIO IS AN INVESTMENT OPTION. IF THEY WERE INCLUDED, YOUR COSTS WOULD BE HIGHER. You should consult your insurance company's separate account prospectus or disclosure document for more information.

ANNUAL PORTFOLIO OPERATING EXPENSES
paid from the assets of the portfolio
as a percentage of average daily net assets   CLASS II
------------------------------------------------------

Management Fee                                   0.65%
Distribution and Service (12b-1) Fee             0.25%
Other Expenses                                   1.79%
Total Operating Expenses                         2.69%
Fee Waiver and Expense Limitation(1)            (1.19)%
Net Expenses(1)                                  1.50%

------------------------------------------------------


(1) The expenses in the table above reflect the expense limitation in effect through December 31, 2001 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.25% of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares. Any differences in the fee waiver and expense limitation among classes result from rounding in the daily calculation of a class' net assets and expense limit, which may exceed 0.01% annually. See the statement of additional information for details regarding the expense limitation agreement.


EXAMPLE

This example helps you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the portfolio for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the portfolio's gross operating expenses remain the same and e) Pioneer's expense limitation is in effect for year one.


Although your actual costs may be higher or lower, under these assumptions your costs would be:

          NUMBER OF YEARS YOU OWN YOUR SHARES
          -----------------------------------

                1        3         5          10

---------------------------------------------

Class II     $153     $722      1,319      2,935

---------------------------------------------

OTHER INVESTMENT STRATEGIES AND RELATED RISKS
As discussed, the portfolio invests primarily in a broad range of debt securities to achieve a high level of current income.

This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

INVESTMENTS OTHER THAN DEBT SECURITIES
The portfolio may invest up to 20% of its total assets in equity securities, including common stocks, preferred stocks, rights, warrants, convertible debt and depositary receipts. Equity securities represent an ownership interest in an issuer, rank junior in a company's capital structure to debt securities and consequently may entail greater risk of loss than debt securities. Although equity securities may not pay dividends or contribute to achieving the portfolio's investment objective, the portfolio invests in equity securities when Pioneer believes they offer the potential for capital gains or to diversify the portfolio.

The portfolio may enter into mortgage dollar roll transactions to earn additional income. In these transactions, the portfolio sells a U.S. agency mortgage-backed security and simultaneously agrees to repurchase at a future date another U.S. agency mortgage-backed security with the same interest rate and maturity date, but generally backed by a different pool of mortgages. The portfolio loses the right to receive interest and principal payments on the security it sold. However, the portfolio benefits from the interest earned on investing the proceeds of the sale and may receive a fee or a lower repurchase price. The benefits from these transactions depend upon Pioneer's ability to forecast mortgage prepayment patterns on different mortgage pools. The portfolio may lose money if, during the period between the time it agrees to the forward purchase of the mortgage securities and the settlement date, these securities decline in value due to market conditions or prepayments on the underlying mortgages.

ADDITIONAL INFORMATION ABOUT DEBT SECURITIES
The portfolio's investments in U.S. government securities may include U.S. Treasury bills, notes and bonds as well as obligations of U.S. agencies, instrumentalities and sponsored entities. Obligations of these entities may be supported by the full faith and credit of the U.S., such as the Government National Mortgage Association, by the right of the issuer to borrow from the U.S. Treasury, such as the Federal Home Loan Banks, by the discretionary authority of the U.S. to purchase the issuer's securities, like the Federal National Mortgage Association, or only by the credit of the issuer, such as the Tennessee Valley Authority.

The portfolio may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities may be issued by private issuers or by agencies of the U.S. government and represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables.

Certain debt instruments may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest on underlying pools of mortgage or government securities, but not both. The value of these types of instruments may change more drastically than debt securities that pay both principal and interest during periods of changing interest rates. Principal only mortgage-backed securities generally increase in value if interest rates decline, but are also subject to the risk of prepayment. Interest only instruments generally increase in value in a rising interest rate environment when fewer of the underlying mortgages are prepaid.

The portfolio may invest in mortgage derivatives and structured securities. Because these securities have imbedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets.


For purposes of the portfolio's credit quality policies, if a security receives different ratings from nationally recognized securities rating organizations, the portfolio will use the rating chosen by the portfolio manager as most representative of the security's credit quality. If a rating organization changes the quality rating assigned to one or more of the portfolio's investments, Pioneer will consider if any action is appropriate in light of the portfolio's investment objective and policies.

MANAGEMENT

PORTFOLIO MANAGER
Day-to-day management of the portfolio is the responsibility of a team of fixed income portfolio managers led by Kenneth J. Taubes. The team manages other Pioneer mutual funds investing primarily in fixed income securities. Mr. Taubes is responsible for overseeing the U.S. and global fixed income team. He joined Pioneer as a senior vice president in September 1998 and has been an investment professional since 1982. Prior to joining Pioneer, Mr. Taubes had served since 1991 as a senior vice president and senior portfolio manager for several Putnam Investments institutional accounts and mutual funds. The team may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

John A. Carey, the head of portfolio management and an executive vice president of Pioneer, supervises Mr. Taubes and his team. Mr. Carey joined Pioneer as an analyst in 1979.

MANAGEMENT FEE
The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.65% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly.


DISTRIBUTIONS
The portfolio declares a dividend daily. The dividend consists of substantially all of the portfolio's net income. Investors begin to earn dividends on the first business day following receipt of payment for shares and continue to earn dividends up to and including the date of sale. Dividends are normally paid on the last business day of each month. The portfolio generally pays any distributions of net short- and long-term capital gains in June. The portfolio may pay additional distributions and dividends at other times if necessary for the portfolio to avoid a federal tax.

FINANCIAL HIGHLIGHTS

Class II shares are a new class of shares; financial highlights are not currently available for Class II shares. Arthur Andersen LLP's report on the portfolio's audited financial statements as of December 31, 2001, for Class I shares appears in the portfolio's annual report which is incorporated by reference into the SAI. The annual report includes more information about the portfolio's performance and is available upon request.


COMMON PORTFOLIO INVESTMENT POLICIES

Some policies of the portfolios are stated as a percentage of assets. These percentages are applied at the time of purchase of a security and subsequently may be exceeded because of changes in the value of a portfolio's investments. If a rating organization downgrades the quality rating assigned to one or more of the portfolio's investments, Pioneer will consider what actions, if any, are appropriate including selling the downgraded security or purchasing additional securities as soon as it is prudent to do so.

CASH MANAGEMENT AND TEMPORARY INVESTMENTS
Normally, each portfolio invests substantially all of its assets to meet its investment objective. The portfolios may invest the remainder of their assets in securities with remaining maturities of less then one year, cash equivalents or may hold cash. For temporary defensive purposes, a portfolio may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. During such periods, the portfolio may not be able to achieve its investment objective. Each portfolio intends to adopt a defensive strategy when Pioneer believes securities in which the portfolio normally invests have extraordinary risks due to political or economic factors and in other extraordinary circumstances.

SHORT-TERM TRADING
The portfolios usually do not trade for short-term profits. Each portfolio will sell an investment, however, even if it has only been held for a short time, if it no longer meets the portfolio's investment criteria. If a portfolio does a lot of trading, it may incur additional operating expenses, which would reduce performance.

DERIVATIVES
Each portfolio (other than Money Market portfolio) may use futures and options on securities, indices and currencies, forward foreign currency exchange contracts (if applicable) and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. The portfolios do not use derivatives as a primary investment technique and generally limit their use to hedging. However, each portfolio may use derivatives for a variety of non-principal purposes, including:

|X| As a hedge against adverse changes in stock market prices, interest rates or currency exchange rates
|X| As a substitute for purchasing or selling securities
|X| To increase the portfolio's return as a non-hedging strategy that may be considered speculative

Even a small investment in derivatives can have a significant impact on the portfolio's exposure to stock market values, interest rates or currency exchange rates. If changes in a derivative's value do not correspond to changes in the value of the portfolio's other investments, the portfolio may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative defaults on its obligation. Certain derivatives may be less liquid and more difficult to value.

MANAGEMENT

Pioneer, the portfolios' investment adviser, selects each portfolio's investments and oversees the portfolios' operations.

Pioneer is an indirect, majority owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. As of December 31, 2001, assets under management were approximately $99 billion worldwide, including over $19 billion in assets under management by Pioneer.

THE INVESTMENT ADVISER
Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating in 1928 one of the first mutual funds.

Pioneer has filed for an order from the Securities and Exchange Commission that would permit Pioneer, subject to the approval of the portfolio's Board of Trustees, to hire and terminate a subadviser for the portfolio or to materially modify an existing subadvisory contract for the portfolio without shareholder approval. Pioneer retains the ultimate responsibility to oversee and recommend the hiring, termination and replacement of any subadviser. Currently, Pioneer does not intend to use a subadviser in connection with any portfolio (other than the Balanced and Global Value portfolios), but if the order is granted, the Balanced, Global Consumers, Global Energy & Utilities, Global Financials, Global Health Care, Global Industrials, Global Telecoms, Global Value, Small Cap Value and Small Company portfolios will be able to do so in the future with the approval of the portfolio's trustees.


DISTRIBUTIONS AND TAXES

Class II shares of the portfolios are held by life insurance company separate accounts that fund Variable Contracts or by certain qualified pension and retirement plans (Qualified Plans). Owners of Variable Contracts should read the prospectus for their insurance company's Variable Contract for a discussion of the tax status of a Variable Contract, including the tax consequences of withdrawals or other payments, and should keep all statements they receive from the insurance company or the portfolios to assist in their personal recordkeeping. Participants in a Qualified Plan should consult their tax advisers regarding the tax consequences of owning and receiving distributions or other payments relating to such plans.

Under the Internal Revenue Code, a portfolio's dividends and distributions to those accounts of net short-term capital gain in excess of net long-term capital loss are generally treated as ordinary income; distributions to insurance company separate accounts or Qualified Plans of net long-term capital gain in excess of net short-term capital loss are generally treated as long-term capital gain. Dividends and capital gain distributions are treated as received by the insurance company or Qualified Plan rather than the owner of the Variable Contract or the plan participants. Insurance companies and Qualified Plans should consult their own tax advisers regarding the tax treatment of dividends or capital gain distributions they receive from any portfolio.

Each portfolio is treated as a separate entity for U.S. federal income tax purposes and has elected to be treated, and intends to qualify each year, as a regulated investment company under Subchapter M of the Code. Each portfolio must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, each portfolio generally will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

In addition to the above, each portfolio also follows certain diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of Variable Contracts. The failure of a Qualified Plan to be or remain qualified could cause the insurance company separate accounts to fail to meet such diversification requirements. More specific information on these diversification requirements is contained in the insurance company's separate account prospectus and in the portfolios' SAI.


SHAREHOLDER INFORMATION

NET ASSET VALUES
Each portfolio's net asset value is the value of its portfolio of securities plus any other assets minus its operating expenses and any other liabilities. Each portfolio calculates a net asset value for each class of shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time).

Each portfolio generally values its portfolio securities based on market prices or quotations. When market prices are not available or are considered by Pioneer to be unreliable, the portfolio may use an asset's fair value. Fair value is determined in accordance with procedures approved by the portfolios' trustees. International securities markets may be open on days when the U.S. markets are closed. For this reason, the values of any international securities owned by a portfolio could change on a day when insurance companies or Qualified Plans cannot buy or sell shares of the portfolio.

Each portfolio's short-term investments are valued on the basis of amortized cost. This means of valuation assumes a steady rate of amortization of any premium and discount from the date of purchase until maturity.

[text box]
SHARE PRICE
The net asset value per share calculated on the day of a transaction. [end text box]

INVESTMENTS IN SHARES OF THE PORTFOLIOS
Each portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding Variable Contracts and to Qualified Plans. Shares of the portfolios are sold at net asset value. Variable Contracts may or may not allow you to allocate your investments in the Variable Contracts to all the portfolios described in this prospectus. Investments in each portfolio are expressed in terms of the full and fractional shares of the portfolio purchased. Investments in a portfolio are credited to an insurance company's separate account immediately upon acceptance of the investment by the portfolio. Investments will be processed at the next net asset value calculated after an order is received and accepted by a portfolio. The offering of shares of any portfolio may be suspended for a period of time and each portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Pioneer's opinion, they are of a size or frequency that would disrupt the management of a portfolio.

[text box]
SINCE YOU MAY NOT DIRECTLY PURCHASE SHARES OF THE PORTFOLIOS, YOU SHOULD READ THE PROSPECTUS FOR YOUR INSURANCE COMPANY'S VARIABLE CONTRACT TO LEARN HOW TO PURCHASE A VARIABLE CONTRACT BASED ON THE PORTFOLIOS.
[end text box]

The interests of Variable Contracts and Qualified Plans investing in the portfolios could conflict due to differences of tax treatment and other considerations. The portfolios currently do not foresee any disadvantages to investors arising out of the fact that each portfolio may offer its shares to insurance company separate accounts that serve as the investment mediums for their Variable Contracts or that each portfolio may offer its shares to Qualified Plans. Nevertheless, the portfolios' trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts or Qualified Plans might be required to withdraw their investments in one or more portfolios and shares of another portfolio may be substituted. This might force a portfolio to sell securities at disadvantageous prices. In addition, the trustees may refuse to sell shares of any portfolio to any separate account or Qualified Plan or may suspend or terminate the offering of shares of any portfolio if such action is required by law or regulatory authority or is in the best interests of the shareholders of the portfolio.


Insurance companies and plan fiduciaries are required to notify a portfolio if the tax status of their separate account or Qualified Plan is revoked or challenged by the Internal Revenue Service. The portfolio may redeem any account of any shareholder whose qualification as a diversified segregated asset account or a Qualified Plan satisfying the requirements of Treasury Regulation 1.817-5 is revoked or challenged. The portfolio will not treat an investor as a Qualified Plan for this purpose unless the investor is among the categories specifically enumerated in Revenue Ruling 94-62, 1994-2 C.B. 164. An insurance company separate account or Qualified Plan whose tax status is revoked or challenged by the Internal Revenue Service may be liable to the portfolios or the adviser for losses incurred by the portfolios or the adviser as a result of such action.


SELLING
Shares of a portfolio may be sold on any business day. Portfolio shares are sold at net asset value next determined after receipt by the portfolio of a redemption request in good order from the insurance company as described in the prospectus of the insurance company's Variable Contract. Sale proceeds will normally be forwarded by bank wire to the selling insurance company on the next business day after receipt of the sales instructions by a portfolio but in no event later than 7 days following receipt of instructions. Each portfolio may suspend transactions in shares or postpone payment dates when trading on the New York Stock Exchange is closed or restricted, when an emergency exists that makes it impracticable for the portfolio to sell or value its investments or with the permission of the Securities and Exchange Commission.

PIONEER VARIABLE CONTRACTS TRUST

Class II Shares

YOU CAN OBTAIN MORE FREE INFORMATION about the portfolios by writing to Pioneer Investment Management Shareholder Services, Inc., 60 State Street, Boston, Massachusetts 02109. You may also call 1-800-225-6292.

SHAREOWNER REPORTS
Annual and semiannual reports to shareowners provide information about the portfolios' investments. The annual report discusses market conditions and investment strategies that significantly affected each portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION
The statement of additional information provides more detailed information about the portfolio. It is incorporated by reference into this prospectus.

You can also review each portfolio's shareowner reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information. The Commission charges a fee for copies. You can get the same information free from the Commission's EDGAR database on the Internet (http://www.sec.gov). You may also e-mail requests for these documents to publicinfo@sec.gov or make a request in writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.

(Investment Company Act file no. 811-08786)

PIONEER FUNDS DISTRIBUTOR, INC.
60 STATE STREET
BOSTON, MA 02109

WWW.PIONEERFUNDS.COM

                                              (C)Pioneer Funds Distributor, Inc.

                                     PART C
                                OTHER INFORMATION

Item 23. Exhibits.

Amended Form N-1A
Exhibit Reference

     (a)            1.1      Amended Agreement and Declaration of Trust.(1)
     (a)            1.2      Amended Certificate of Trust.(1)
     (a)            1.3      Amendment to the Amended Agreement and Declaration
                             of Trust.(2)
     (a)            1.4      Amendment to the Amended Agreement and Declaration
                             of Trust.(3)
     (a)            1.5      Form of Amendment to the Amended Agreement and
                             Declaration of Trust.(4)
     (a)            1.6      Form of Amendment to the Amended Agreement and
                             Declaration of Trust.(5)
     (a)            1.7      Amendment to the Amended Agreement and Declaration
                             of Trust.(7)
     (a)            1.8      Amendments to the Amended Agreement and Declaration
                             of Trust.(8)
     (a)            1.9      Amendments to the Amended Agreement and Declaration
                             of Trust.(11)
     (a)            1.10     Amendment to the Amended Agreement and Declaration
                             of Trust. (13)
     (b)            2.       Amended and Restated By-Laws.(10)
     (c)            4.       None.
     (d)            5.1      Management Contract for Pioneer Balanced VCT
                             Portfolio.(10)
     (d)            5.2      Subadvisory Agreement for Pioneer Balanced VCT
                             Portfolio.(10)
     (d)            5.3      Management Contract for Pioneer America Income VCT
                             Portfolio.(10)
     (d)            5.4      Management Contract for Pioneer Emerging Markets
                             VCT Portfolio.(10)
     (d)            5.5      Management Contract for Pioneer Equity-Income VCT
                             Portfolio.(10)
     (d)            5.6      Management Contract for Pioneer Europe VCT
                             Portfolio.(10)
     (d)            5.7      Management Contract for Pioneer Europe Select VCT
                             Portfolio.(10)
     (d)            5.8      Management Contract for Pioneer Global Financials
                             VCT Portfolio.(10)
     (d)            5.9      Management Contract for Pioneer Global Health Care
                             VCT Portfolio.(10)
     (d)            5.10     Management Contract for Pioneer Global Telecoms VCT
                             Portfolio.(10)
     (d)            5.11     Management Contract for Pioneer Growth Shares VCT
                             Portfolio.(10)
     (d)            5.12     Management Contract for Pioneer High Yield VCT
                             Portfolio.(10)
     (d)            5.13     Management Contract for Pioneer International
                             Growth VCT Portfolio.(10)
     (d)            5.14     Management Contract for Pioneer Mid-Cap Value VCT
                             Portfolio.(10)
     (d)            5.15     Management Contract for Pioneer Money Market VCT
                             Portfolio.(10)
     (d)            5.16     Management Contract for Pioneer Fund VCT
                             Portfolio.(10)
     (d)            5.17     Management Contract for Pioneer Real Estate Growth
                             VCT Portfolio.(10)
     (d)            5.18     Management Contract for Pioneer Science &
                             Technology VCT Portfolio.(10)
     (d)            5.19     Management Contract for Pioneer Small Company VCT
                             Portfolio.(10)

     (d)            5.20     Management Contract for Pioneer Strategic Income
                             VCT Portfolio.(10)
     (d)            5.21     Management Contract for Pioneer Swiss Franc Bond
                             VCT Portfolio.(10)
     (d)            5.22     Management Contract for Pioneer Global Value VCT
                             Portfolio.(11)
     (d)            5.23     Management Contract for Pioneer Small Cap Value
                             VCT Portfolio.(11)
     (d)            5.24     Subadvisory Contract for Pioneer Global Value VCT
                             Portfolio.(15)
     (d)            5.25     Management Contract for Pioneer Consumers VCT
                             Portfolio.(12)
     (d)            5.26     Management Contract for Pioneer Energy & Utilities
                             Consumers VCT Portfolio.(12)
     (d)            5.27     Management Contract for Pioneer Industrials VCT
                             Portfolio.(12)
     (e)            6.       Underwriting  Agreement  between the Registrant and
                             Pioneer Funds Distributor, Inc.(10)
     (f)            7.       None.
     (g)            8.       Custodian Agreement between the Registrant and
                             Brown Brothers Harriman & Co.(13)
     (h)            9.       Form of Investment Company Service Agreement
                             between the Registrant and Pioneer Investment
                             Management Shareholder Services, Inc. (formerly
                             Pioneering Services Corporation).(6)
     (h)            9.1      Administration Agreement between the Registrant and
                             Pioneer Investment Management, Inc. (formerly
                             Pioneering Management Corporation).(10)
     (h)            9.2      Expense Limit Agreement.(10)
     (h)            9.3      Expense Limit and Reimbursement Agreement.(10)
     (h)            9.4      Expense Limit and Reimbursement Agreement.(11)
     (i)            10.      Opinion of Counsel.(1)
     (j)            11.      Consent of Independent Public Accountants.(14)
     (k)            12.      None.
     (l)            13.      Share Purchase Agreement.(1)
     (m)            15.      Distribution Plan relating to Class II shares.(12)
     (n)            18.      Multiple Class Plan pursuant to Rule 18f-3
                             relating to Class II shares.(12)
     (o)            19.1     Pioneer Code of Ethics.(10)
     (o)            19.2     Prudential Code of Ethics.(13)
     (o)            19.3     Merrill Lynch Code of Ethics.(11)
      n/a           20.      Powers of Attorney.(13)

------------------------

(1) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 1 to the Registration Statement (File No. 33-84546) as filed with the Securities and Exchange Commission (the "SEC") on August 8, 1995 (Accession No. 0000930709-95-000005).

(2) Previously filed. Incorporated by reference from the exhibit filed with Post-Effective Amendment No. 6 to the Registration Statement (File No. 33-84546) as filed with the SEC on August 18, 1997 (Accession No. 0000930709-97-000011).

(3) Previously filed. Incorporated by reference from the exhibit filed with Post-Effective Amendment No. 8 to the Registration Statement (File No. 33-84546) as filed with the SEC on July 16, 1998 (Accession No. 0000930709-98-000013).

(4) Previously filed. Incorporated by reference from the exhibit filed with Post-Effective Amendment No. 11 to the Registration Statement (File No.33-84546) as filed with the SEC on June 4, 1999 (Accession No. 0000930709-99-000016).

(5) Previously filed. Incorporated by reference from the exhibit filed with Post-Effective Amendment No. 12 to the Registration Statement (File No.33-84546) as filed with the SEC on January 12, 2000 (Accession No. 0000930709-00-000002).

(6) Previously filed. Incorporated by reference from the exhibit filed with Post-Effective Amendment No. 13 to the Registration Statement (File No.33-84546) as filed with the SEC on April 13, 2000 (Accession No. 0000930709-00-000010).

(7) Previously filed. Incorporated by reference from the exhibit filed with Post-Effective Amendment No. 15 to the Registration Statement (File No.33-84546) as filed with the SEC on July 6, 2000 (Accession No. 0000930709-00-000018).

(8) Previously filed. Incorporated by reference from the exhibit filed with Post-Effective Amendment No. 18 to the Registration Statement (File No.33-84546) as filed with the SEC on January 18, 2001 (Accession No. 0001016964-01-000006).

(10) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 20 to the Registration Statement (File No.33-84546) as filed with the SEC on April 26, 2001 (Accession No. 0001016964-01-500006).

(11) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 22 to the Registration Statement (File No.33-84546) as filed with the SEC on October 22, 2001 (Accession No. 0000930709-01-500036).

(12) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 23 to the Registration Statement (File No.33-84546) as filed with the SEC on November 21, 2001 (Accession No. 0001016964-01-500284).

(13) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 24 to the Registration Statement (File No.33-84546) as filed with the SEC on May 1, 2002 (Accession No. 0001016964-02-000111).

(14) Filed herewith.

(15) To be filed by amendment.

Item 24. Persons Controlled By or Under Common Control With Registrant.

     None.

Item 25. Indemnification.

         Except for the Agreement and Declaration of Trust, dated September 16, 1994, as amended (the "Declaration"), establishing the Fund as a business trust under Delaware law, there is no contract, arrangement or statute under which any Trustee, officer, underwriter or affiliated person of the Fund is insured or indemnified. The Declaration provides that every person who is, or has been, a Trustee or an officer, employee or agent of the Fund shall be indemnified by the Fund or the appropriate Fund series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee, officer, employee or agent and against amounts paid or incurred by him in the settlement thereof.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be available to Trustees, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a Trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser.

     Pioneer Investment Management, Inc. ("Pioneer Investments") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is an indirect, majority owned subsidiary of UniCredito Italiano S.p.A. ("UniCredito"). Pioneer Investments manages investment companies, pension and profit sharing plans, trusts, estates or charitable organizations and other corporations or business entities.

     To the knowledge of the Fund, none of Pioneer Investments' directors or executive officers is or has been during their employment with Pioneer Investments engaged in any other business, profession, vocation or employment of a substantial nature for the past two fiscal years, except as noted below. Certain directors and officers, however, may hold or may have held various positions with, and engage or have engaged in business for, the investment companies that Pioneer Investments manages and/or other UniCredito subsidiaries.

                              OTHER BUSINESS, PROFESSION, VOCATION OR
                              EMPLOYMENT OF SUBSTANTIAL NATURE WITHIN LAST TWO
NAME OF DIRECTOR/OFFICER      FISCAL YEARS

John F. Cogan, Jr.            Of Counsel to Hale and Dorr LLP, 60 State
                              Street, Boston, Massachusetts 02109

The information pertaining to Prudential Investment Management, Inc. from Item 26 of Part C of Post-effective Amendment No. 31 to the registration statement on Form N-1A of Prudential National Municipals Fund, Inc. as filed with the SEC on March 27, 2001 (Accession No. 0000950130-01-001476) is incorporated herein by reference.

The information pertaining to Merrill Lynch Investment Managers International Limited from Item 26 of Part C of Post-effective Amendment No. 4 to the registration statement on Form N-1A of Mercury V.I. Funds, Inc. as filed with the SEC on April 20, 2001 (Accession No. 0000891092-01-000589) is incorporated herein by reference.

Item 27.  Principal Underwriters

         (a) See "Management of the Fund" in the Statement of Additional Information.

         (b)      Directors and officers of Pioneer Funds Distributor, Inc.:


                       POSITIONS AND OFFICES WITH   POSITIONS AND OFFICES WITH
       NAME            UNDERWRITER                  FUND

Daniel T. Geraci       Director and President       Executive Vice President and
                                                    Trustee

Steven M. Graziano     Director and Executive Vice
                       President                    None

William F. O'Grady     Executive Vice President     None

Marcy L. Supovitz      Executive Vice President     None

Jennifer Brountas      Senior Vice President        None

Philip Haley           Senior Vice President        None

Barry Knight           Senior Vice President        None

William A. Misata      Senior Vice President        None

Natale Algiere         Senior Vice President        None

Michael B. Glenn       Senior Vice President        None

Marc Rappaport         Senior Vice President        None

Richard L. Sardelli    Senior Vice President        None

Jeffrey Saunders       Senior Vice President        None

Timothy J. Stegner     Senior Vice President        None

Kristine Swanson       Senior Vice President        None

Mark D. Goodwin        Treasurer                    None

Dorothy E. Bourassa    Clerk                        Assistant Secretary

The principal business address of each of these individuals is 60 State Street, Boston, Massachusetts 02109-1820.

         (c)      Not applicable.

Item 28.  Location of Accounts and Records

         The accounts and records are maintained at the Fund's office at 60 State Street, Boston, Massachusetts 02109; contact the Treasurer.

Item 29.  Management Services

     Not applicable.

Item 30.  Undertakings

     Not applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 3rd day of May, 2002.

                                             PIONEER VARIABLE CONTRACTS TRUST



                                        By:  /s/ Daniel T. Geraci
                                             Daniel T. Geraci
                                             Executive Vice President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                      Title

John F. Cogan, Jr.*            Chairman of the Board              )
John F. Cogan, Jr.             and President                      )
                               (Principal Executive               )
                               Officer)                           )
                                                                  )
                                                                  )
Vincent Nave*                  Chief Financial Officer            )
Vincent Nave                   and Treasurer (Principal           )
                               Financial and Accounting           )
                               Officer)                           )
                                                                  )
                                                                  )
Trustees:                                                         )
                                                                  )
                                                                  )
Mary K. Bush*                                                     )
Mary K. Bush                                                      )
                                                                  )
                                                                  )
John F. Cogan, Jr.*                                               )
John F. Cogan, Jr.                                                )
                                                                  )
                                                                  )
                                                                  )
Richard H. Egdahl*                                                )
Richard H. Egdahl                                                 )
                                                                  )
                                                                  )
Margaret B. W. Graham*                                            )
Margaret B. W. Graham                                             )
                                                                  )
                                                                  )
Marguerite A. Piret*                                              )
Marguerite A. Piret                                               )
                                                                  )
                                                                  )
/s/ Daniel T. Geraci                                              )
Daniel T. Geraci                                                  )
                                                                  )
                                                                  )
Stephen K. West*                                                  )
Stephen K. West                                                   )
                                                                  )
                                                                  )
John Winthrop*                                                    )
John Winthrop                                                     )
                                                                  )
                                                                  )
*By:     /s/ Daniel T. Geraci                   Dated: May 3, 2002)
         Daniel T. Geraci
         Attorney-in-fact

                                  Exhibit Index

Exhibit
Number         Document Title

(j)   11.      Consent of Independent Public Accountants

                                                        [logo]
                                                        Arthur Andersen





CONSENT OF INDEPENDENT PUBLIC ACCOUNTANTS



To the Shareholders and Trustees of
Pioneer Variable Contracts Trust

As independent public accountants, we hereby consent to the use of our reports on Pioneer Variable Contracts Trust dated February 8, 2002 (and to all references to our firm) included in or made a part of Pioneer Variable Contracts Trust's Post-Effective Amendment No. 25 and Amendment No. 26 to Registration Statement File Nos. 33-84546 and 811-08786, respectively.



/s/ Arthur Andersen LLP
Boston, Massachusetts
April 26, 2002